UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period :	August 1, 2014 — July 31, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Annual report
7 | 31 | 15

A world of investing.®

Putnam Investments

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam RetirementReady® Funds

Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2035 Fund	Putnam Retirement Income Fund Lifestyle 1

Annual report
7 | 31 | 15

Message from the Trustees	1

About the funds	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	12

Your fund’s expenses	26

Terms and definitions	31

Other information for shareholders	32

Important notice regarding Putnam’s privacy policy	33

Trustee approval of management contract	34

Financial statements	40

Federal tax information	114

About the Trustees	115

Officers	117

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories may hurt performance. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. Efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted return. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. The value of stocks and bonds may fall or fail to rise over time for several reasons, including general financial market conditions, factors related to a specific issuer or industry and, with respect to bonds, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to increased volatility and reduced liquidity in the bond markets. You can lose money by investing in the funds.

Message from the Trustees

Dear Fellow Shareholder:

A number of questions have emerged during the past year regarding the pace of growth in the global economy, resolution of Greece’s debt crisis, and changes in central bank policy, as the U.S. Federal Reserve has communicated its intentions to begin lifting interest rates. Although prompted by U.S. economic strength, tighter U.S. monetary policy can cause market volatility and constrain growth in other regions.

The Fed’s intentions contrast with the actions of central banks in Europe, Japan, and China, which are committed, for the foreseeable future, to low-interest-rate policies seeking to foster growth. Shortly after the end of your fund’s fiscal period, the People’s Bank of China even took the unexpected step of devaluing its currency in an attempt to reinvigorate the world’s second-largest economy.

China’s action triggered widespread selling in global stock markets, highlighting the lack of consensus among investors about economic strength in many regions and the possible effects of tighter U.S. monetary policy.

In the following pages, you will find a discussion of current economic and market conditions in addition to an update on your fund’s performance. Putnam’s experienced portfolio managers have research-driven viewpoints that guide their investment decisions in changing markets.

You can also consult with your financial advisor regarding the current market environment, and whether your mix of investments requires any adjustment to stay on track toward your long-term goals.

In closing, we would like to recognize Charles Curtis, who recently retired as a Putnam Trustee, for his 14 years of dedicated service. And, as always, we thank you for investing with Putnam.

Putnam RetirementReady® Funds

Diversification that adjusts automatically over time

Diversifying and monitoring your retirement investments can pose a challenge, but Putnam RetirementReady Funds can make it a little easier.

Each fund invests in a combination of Putnam portfolios that provide exposure to the stock and bond markets and to Putnam Absolute Return Funds, which can use strategies that seek to reduce risks. A fund's target date corresponds to the year you expect to begin withdrawing assets — typically in retirement. Investment allocations favor stocks when the target date is far off and favor bonds and absolute return strategies as the target date draws closer.

While the funds offer these features, the principal value of the funds is not guaranteed at any time, including the target date. While diversification can help protect your returns from excessive volatility, you can still lose money.

UNDERLYING PUTNAM FUNDS Putnam RetirementReady Funds allocate your retirement savings across a series of underlying funds based on your targeted retirement date.	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Retirement Income Fund Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Absolute Return 700 Fund®	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund®	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund®	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund®	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%

ASSET CLASS WEIGHTING

Fixed Income
Equity
5%
8%
12%
18%
25%
34%
45%
57%
72%
75%
95%
92%
88%
82%
75%
66%
55%
43%
28%
25%

Fund allocations are based on each fund's strategic allocation to the underlying Putnam funds set forth in the most recent prospectus, but have been adjusted to reflect asset allocation decisions of the funds' managers since the date of the prospectus. Asset class weightings are hypothetical estimates based on strategic allocations to equity and fixed income of each Putnam Dynamic Asset Allocation Fund set forth in its prospectus, and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund, and Putnam Absolute Return 300 Fund are equivalent to fixed income; Putnam Absolute Return 500 Fund is equivalent to 50% fixed income/50% equity; and Putnam Absolute Return 700 Fund is equivalent to equity. Actual allocations will vary. Because of rounding in the calculation of allocations among underlying Putnam funds and of asset class weighting, actual allocations may be more or less than these percentages, and total portfolio percentages may be more or less than 100%. For further information, please see the most recent prospectus.

2 RetirementReady® Funds

RetirementReady® Funds 3

Performance snapshot

Annualized total return (%) comparison as of 7/31/15

Fund returns for class A shares before sales charges

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

	Before sales charge	Before sales charge	Before sales charge	Before sales charge	Before sales charge

Life of fund*	11.74%	6.67%	6.70%	6.61%	6.28%

10 years	—	5.96	5.97	5.89	5.59

5 years	—	12.64	12.32	11.88	11.03

3 years	15.52	15.34	14.84	14.16	12.91

1 year	9.56	9.43	9.14	8.65	8.07

					Retirement
					Income Fund
	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

	Before sales charge	Before sales charge	Before sales charge	Before sales charge	Before sales charge

Life of fund*	5.88%	5.33%	4.52%	3.63%	3.19%

10 years	5.22	4.69	3.93	3.13	3.02

5 years	9.90	8.59	7.01	5.29	4.26

3 years	11.30	9.42	7.30	5.29	4.43

1 year	7.53	6.72	5.44	3.85	3.52

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See pages 5 and 12–26 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively), the inception date of all share classes of the RetirementReady Funds is 11/1/04.

4	RetirementReady® Funds

Interview with your fund’s portfolio manager

Robert J. Kea

How did Putnam RetirementReady® Funds perform during the 12-month reporting period ended July 31, 2015?

The portfolios all produced positive returns for the one-year period. Investors in the longer-dated funds, which have greater exposure to equities because of their later target dates, benefited from the solid ongoing performance of U.S. equity markets during the period. Investors in the shorter-dated funds, with their greater reliance on fixed-income instruments, experienced lower returns. Additional positive contributions to the funds’ results came from both asset allocation and individual security selection made at the underlying funds level.

What was the global investment environment like during the 12-month reporting period?

Over the past 12 months, markets have enjoyed accommodative monetary policy in the United States and abroad. Interest rates have remained near historic lows, even in negative territory in some parts of the world. A strengthening U.S. economy led to strong markets relative to the rest of the world. In addition, the lower price of oil, which dropped by more than 50% in the second half of 2014, had a stimulative effect on U.S. consumers, while hurting companies connected with the oil/gas shale industry. U.S. equities had a relatively strong one-year period, relative to international developed

To help provide context for the performance of the RetirementReady Funds, this chart shows the performance of broad market indexes for the 12 months ended 7/31/15. See pages 4 and 12–26 for fund performance information. Index descriptions can be found on page 31.

RetirementReady® Funds	5

and emerging markets. U.S. investors appeared to be increasingly optimistic about the fundamental health of domestic stocks, and valuations generally rose to an elevated position relative to historic averages. At period-end, the S&P 500 Index, a broad measure of the U.S. market, had posted an annual gain of 11.21%.

Internationally, in terms of developed-country equities, returns underperformed. In fact, the MSCI EAFE Index [ND], a measure of equity performance in developed markets outside the United States and Canada, produced a small negative return for the period in U.S. dollar terms. We believe that the disappointing performance of developed-market stocks had a number of root causes. The strength of the U.S. dollar deflated equity returns in many overseas markets. Continuing uncertainty about the economic stability of key international regions — particularly the sovereign debt crisis in Greece and muted growth in China — also caused international developed-market equities to underperform.

The outperformance of U.S. equities was echoed in fixed income where interest-rate-sensitive bonds in the United States widely outperformed those in other global markets. Despite this recent outperformance in U.S. fixed-income investments, investors continued to be on “Fed watch,” seeming to hang on to every bit of news coming out of the U.S. central bank. Credit-sensitive fixed income, such as high-yield bonds, finished slightly up during the 12-month reporting period. Though corporate loan defaults remained low, energy sensitivity caused the high-yield asset class to struggle in the second half of 2014 before rebounding as energy prices stabilized in the first half of 2015.

Globally, commodities continued to experience heightened volatility with inconsistent swings on a month-to-month basis. This asset class significantly underperformed over the 12-month period, driven particularly by the energy sell-off in the third and fourth quarters of 2014. What little exposure the portfolios had to commodities was limited to the Putnam Absolute Return Funds, where a short position added value as the asset class sold off.

What investment strategies were most helpful to the funds’ absolute performance during the 12-month reporting period?

In the primary building blocks, there are two principal strategies through which we seek to add value to the portfolios’ performance — dynamic asset allocation and individual security selection. Our asset allocation strategy enables us to tactically shift our weightings to the various asset classes in order to capitalize on strengths or to reduce risk when we believe the investment environment to be vulnerable to downside movement. We also employ implementation and security selection strategies to help us take advantage of what we believe are the best risk/reward trade-offs in given market environments.

During the 12-month reporting period, we maintained a mostly neutral stance in our asset allocations, choosing to keep asset class weightings at or near their benchmark levels in each portfolio along the glide path. We maintained this mostly neutral stance because we felt the global capital markets were becoming more susceptible to various macroeconomic risks. That said, we did have a slight overweight to equities during the period, particularly to those in the U.S. markets, and that strategic allocation decision was somewhat beneficial.

A greater share of the funds’ positive performance came from the implementation of our investment strategies. For example, we derived solid results from security selection among large-capitalization stocks within

6	RetirementReady® Funds

the portfolios. Currency strategies, which we used both to hedge foreign currency risks and to capitalize on the strength of the U.S. dollar, helped as well, although we have pared back our hedging strategy more recently. The portfolios also benefited from a quantitative overlay we used to help determine the most beneficial tactical moves to make with respect to large-cap versus small-cap stocks, domestic versus international holdings, equities versus fixed income, and the like.

Our absolute return strategies were helpful as well, especially Absolute Return 500 and Absolute Return 700 Funds, which performed well and as they sought to deliver a targeted return with a specified level of volatility.

What is the philosophy behind the funds’ glide-path strategy?

The glide path governs the way that the funds’ allocations shift over time as investors progress toward their target retirement date. Early in the glide path, as investors are saving for their retirement decades in advance, the path favors large equity allocations in order to generate growth. While these larger equity positions can cause volatility, the extended time horizon allows for recovery from periodic downturns and the chance to benefit from the long-term upward trajectory of equity markets. Stock allocations gradually diminish over time in favor of less volatile assets, such as bonds, in order to protect capital as investors approach retirement.

We also allocate a growing percentage to our absolute return suite of funds as an investor advances through the glide path. Our objective in this is to reduce market risk across all assets as an investor approaches retirement while delivering a more diverse set of risks and returns at the portfolio level.

What is your outlook for the global investment environment?

It’s a complicated outlook. U.S. economic growth appeared to rebound in the second quarter of 2015 following disappointing first-quarter results, and we believe U.S. gross domestic product may grow at a 2.5% to 3% annualized rate in the months to come.

The Federal Reserve has indicated that it no longer wishes to give specific guidance on the timing of policy changes and has instead described its approach as being “data dependent.” With the U.S. economy appearing to be back on track and core inflation showing signs of reemerging, we think it likely that the central bank may implement its first rate increase in September 2015. If the economy continues on a trajectory broadly similar to what we expect, we believe the Fed could hike rates again before year-end. While this is our current view, there are possible factors that could cause the Fed to delay, such as renewed dollar strength, coupled with an increase in market volatility in Europe and Asia beginning in August 2015. In any event, when the Fed does begin raising rates, we think it will proceed cautiously in an effort to avoid stoking excessive volatility in the financial markets.

As of period-end, we are somewhat more cautious in our outlook for domestic equities. U.S. stock valuations were slightly above longer-term normalized levels, which may temper gains in the months ahead. In terms of earnings growth for U.S. corporations, we continue to believe that 2015 will be difficult, despite better-than-expected growth in

RetirementReady® Funds	7

the first quarter. In our view, lower oil prices, wage pressures, and the strong U.S. dollar are likely to continue to weigh on future earnings. Once these headwinds diminish, we may see improvement in corporate profitability, perhaps as early as the final quarter of 2015. That said, we think U.S. equities still appear attractive relative to U.S. Treasuries and other investment-grade bonds, and they could continue to advance despite elevated valuations.

In international equity markets, we expect economic data to continue to improve in Europe, the United Kingdom, and Japan, but we think emerging markets face a number of economic and market risks. We also think equity valuations in both Europe and Japan are more attractive than in other asset classes. In our view, the weaker euro and yen, as well as lower oil prices relative to 2014 levels, will continue to provide a boost to corporate profits overseas. In addition, we think that European quantitative easing and the pursuit of structural reforms in Japan will continue to help the markets, and that government-imposed regulatory changes and companies’ specific restructuring will also enhance the health of certain industries.

Elsewhere, we have a more constructive outlook for high-yield bonds. Yields over Treasuries in the asset class have widened to attractive levels over cash, and flows into high-yield mutual funds have stabilized, helping to bolster the category’s technical backdrop. We have taken a more tactical approach with the funds’ interest-rate positioning, believing that longer-term interest rates will be range-bound over the next few months and seeking to capitalize on heightened volatility.

Thank you, Bob, for your time and insights today.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

8	RetirementReady® Funds

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Robert J. Kea is Co-Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Bentley University Graduate School of Business and a B.A. from the University of Massachusetts at Amherst. Bob joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund’s portfolio managers are James A. Fetch; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

IN THE NEWS

The People’s Bank of China devalued the Chinese yuan against the U.S. dollar on August 11, 2015, sending global markets down. For the next two days the currency declined further, totaling its biggest drop in decades — 4.4%. The unexpected move to reset the reference value of the currency followed recent reports that China’s exports fell in July and producer prices continued their nearly four-year deflationary trend. Analysts concluded that these measures were driven by an attempt to boost exports and stimulate the economy. China’s growth rate in early 2015 declined from levels of previous quarters. Central bank leadership said the currency was not in a free fall, but that the bank was allowing the market to have more influence over the currency’s direction. Policymakers said the exchange rate would be based more on the currency’s trading performance than by government mandate. At the same time, some observers contend that the move sends a signal that global growth is weak to the U.S. Federal Reserve, as it considers when to raise interest rates.

RetirementReady® Funds	9

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (generally at least three years or more) regardless of market conditions or general market direction. Each fund seeks a return that exceeds that of U.S. Treasury bills by a targeted amount, plus a number of basis points specified in the fund’s name, on an annualized basis. For example, Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the return on U.S. Treasury bills. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

10	RetirementReady® Funds

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in money market instruments that are high quality and have short-term maturities.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Allocations by fund as of 7/31/15

Underlying Putnam Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam RetirementReady 2015 Fund	Putnam Retirement Income Fund Lifestyle [1]

Putnam Dynamic Asset
Allocation Equity Fund	73.1%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Growth Fund	16.0%	26.5%	43.1%	62.8%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.6%	4.5%	0.0%

Putnam Dynamic Asset
Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.2%	34.0%

Putnam Absolute Return
700 Fund	7.6%	7.6%	7.6%	7.9%	10.1%	13.0%	13.7%	10.2%	2.2%	0.0%

Putnam Absolute Return
500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.1%	17.8%	27.9%	30.3%

Putnam Absolute Return
300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.4%	11.5%	19.0%	20.9%

Putnam Absolute Return	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.7%	8.3%	8.9%
100 Fund

Putnam Money Market Fund	0.5%	0.4%	0.4%	0.5%	2.4%	3.3%	4.4%	5.7%	5.9%	5.9%

Percentages are based on net assets as of 7/31/15. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%.

RetirementReady® Funds	11

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2015, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 7/31/15

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	67.89%	58.23%	62.09%	60.09%	62.22%	62.22%	64.00%	58.26%	66.04%	69.90%
Annual average	11.74	10.33	10.90	10.61	10.92	10.92	11.18	10.34	11.48	12.03

3 years	54.17	45.31	50.70	47.70	50.70	50.70	51.78	46.47	53.02	55.25
Annual average	15.52	13.26	14.65	13.88	14.65	14.65	14.92	13.57	15.23	15.79

1 year	9.56	3.26	8.81	3.99	8.81	7.85	9.05	5.23	9.34	9.89

2050 Fund†

Annual average
(life of fund)	6.67%	6.06%	6.05%	6.05%	5.87%	5.87%	6.13%	5.76%	6.40%	6.93%

10 years	78.38	68.12	67.95	67.95	65.43	65.43	69.56	63.62	73.87	82.78
Annual average	5.96	5.33	5.32	5.32	5.16	5.16	5.42	5.05	5.69	6.22

5 years	81.35	70.93	74.67	72.67	74.59	74.59	76.84	70.65	79.01	83.58
Annual average	12.64	11.32	11.80	11.54	11.79	11.79	12.08	11.28	12.35	12.92

3 years	53.44	44.62	49.98	46.98	49.96	49.96	51.06	45.77	52.32	54.56
Annual average	15.34	13.09	14.47	13.70	14.46	14.46	14.74	13.39	15.06	15.62

1 year	9.43	3.14	8.65	3.65	8.58	7.58	8.90	5.09	9.22	9.69

2045 Fund‡

Annual average
(life of fund)	6.70%	6.11%	6.11%	6.11%	5.90%	5.90%	6.17%	5.82%	6.44%	6.96%

10 years	78.53	68.27	68.14	68.14	65.63	65.63	69.81	63.87	74.11	82.96
Annual average	5.97	5.34	5.33	5.33	5.18	5.18	5.44	5.06	5.70	6.23

5 years	78.73	68.45	72.13	70.13	72.09	72.09	74.23	68.13	76.46	80.95
Annual average	12.32	10.99	11.47	11.21	11.47	11.47	11.74	10.95	12.03	12.59

3 years	51.44	42.73	48.09	45.09	48.09	48.09	49.12	43.90	50.23	52.55
Annual average	14.84	12.59	13.98	13.21	13.98	13.98	14.25	12.90	14.53	15.12

1 year	9.14	2.87	8.31	3.31	8.33	7.33	8.56	4.76	8.83	9.41

12	RetirementReady® Funds

Fund performance Total return for periods ended 7/31/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2040 Fund‡

Annual average
(life of fund)	6.61%	6.03%	6.02%	6.02%	5.82%	5.82%	6.08%	5.73%	6.35%	6.88%

10 years	77.18	66.99	66.86	66.86	64.48	64.48	68.50	62.60	72.87	81.66
Annual average	5.89	5.26	5.25	5.25	5.10	5.10	5.36	4.98	5.63	6.15

5 years	75.29	65.21	68.92	66.92	68.89	68.89	71.02	65.04	73.15	77.53
Annual average	11.88	10.56	11.05	10.79	11.05	11.05	11.33	10.54	11.61	12.16

3 years	48.79	40.24	45.55	42.55	45.51	45.51	46.59	41.46	47.70	49.95
Annual average	14.16	11.93	13.33	12.54	13.32	13.32	13.60	12.26	13.88	14.46

1 year	8.65	2.41	7.92	2.92	7.91	6.91	8.16	4.37	8.45	8.96

2035 Fund

Annual average
(life of fund)	6.28%	5.70%	5.69%	5.69%	5.50%	5.50%	5.75%	5.40%	6.01%	6.55%

10 years	72.33	62.43	62.28	62.28	59.95	59.95	63.92	58.18	67.93	76.73
Annual average	5.59	4.97	4.96	4.96	4.81	4.81	5.07	4.69	5.32	5.86

5 years	68.72	59.02	62.45	60.45	62.50	62.50	64.51	58.75	66.65	70.81
Annual average	11.03	9.72	10.19	9.92	10.20	10.20	10.47	9.68	10.75	11.30

3 years	43.94	35.66	40.69	37.69	40.75	40.75	41.84	36.88	42.94	45.06
Annual average	12.91	10.70	12.05	11.25	12.07	12.07	12.36	11.03	12.65	13.20

1 year	8.07	1.85	7.28	2.28	7.30	6.30	7.54	3.77	7.86	8.35

2030 Fund

Annual average
(life of fund)	5.88%	5.30%	5.29%	5.29%	5.08%	5.08%	5.35%	5.00%	5.61%	6.13%

10 years	66.31	56.75	56.55	56.55	54.20	54.20	58.10	52.56	62.11	70.39
Annual average	5.22	4.60	4.58	4.58	4.43	4.43	4.69	4.31	4.95	5.47

5 years	60.33	51.11	54.41	52.41	54.43	54.43	56.34	50.87	58.30	62.28
Annual average	9.90	8.61	9.08	8.79	9.08	9.08	9.35	8.57	9.62	10.17

3 years	37.86	29.93	34.82	31.82	34.81	34.81	35.84	31.09	36.86	38.86
Annual average	11.30	9.12	10.47	9.65	10.47	10.47	10.75	9.44	11.03	11.56

1 year	7.53	1.35	6.71	1.71	6.68	5.68	6.99	3.24	7.22	7.76

2025 Fund

Annual average
(life of fund)	5.33%	4.75%	4.75%	4.75%	4.54%	4.54%	4.80%	4.45%	5.07%	5.59%

10 years	58.15	49.06	48.96	48.96	46.71	46.71	50.37	45.11	54.25	62.11
Annual average	4.69	4.07	4.07	4.07	3.91	3.91	4.16	3.79	4.43	4.95

5 years	50.96	42.28	45.47	43.47	45.38	45.38	47.23	42.07	49.10	52.88
Annual average	8.59	7.31	7.78	7.49	7.77	7.77	8.04	7.28	8.32	8.86

3 years	30.99	23.46	28.13	25.13	28.10	28.10	29.04	24.52	29.98	31.95
Annual average	9.42	7.28	8.61	7.76	8.60	8.60	8.87	7.58	9.13	9.68

1 year	6.72	0.58	5.91	0.91	5.90	4.90	6.16	2.45	6.42	6.92

RetirementReady® Funds	13

Fund performance Total return for periods ended 7/31/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2020 Fund

Annual average
(life of fund)	4.52%	3.94%	3.93%	3.93%	3.73%	3.73%	3.99%	3.65%	4.26%	4.77%

10 years	46.97	38.52	38.45	38.45	36.34	36.34	39.79	34.89	43.33	50.66
Annual average	3.93	3.31	3.31	3.31	3.15	3.15	3.41	3.04	3.67	4.18

5 years	40.31	32.24	35.15	33.15	35.09	35.09	36.81	32.02	38.57	42.09
Annual average	7.01	5.75	6.21	5.89	6.20	6.20	6.47	5.71	6.74	7.28

3 years	23.54	16.44	20.85	17.85	20.81	20.81	21.74	17.48	22.60	24.46
Annual average	7.30	5.20	6.52	5.63	6.50	6.50	6.78	5.52	7.03	7.57

1 year	5.44	–0.62	4.65	–0.35	4.63	3.63	4.93	1.25	5.17	5.72

2015 Fund

Annual average
(life of fund)	3.63%	3.06%	3.06%	3.06%	2.86%	2.86%	3.12%	2.78%	3.38%	3.90%

10 years	36.05	28.23	28.17	28.17	26.21	26.21	29.49	24.96	32.70	39.53
Annual average	3.13	2.52	2.51	2.51	2.35	2.35	2.62	2.25	2.87	3.39

5 years	29.43	21.98	24.77	22.77	24.68	24.68	26.24	21.82	27.84	31.06
Annual average	5.29	4.05	4.53	4.19	4.51	4.51	4.77	4.03	5.04	5.56

3 years	16.74	10.02	14.24	11.24	14.14	14.14	15.03	11.00	15.90	17.65
Annual average	5.29	3.24	4.54	3.62	4.51	4.51	4.78	3.54	5.04	5.57

1 year	3.85	–2.12	3.13	–1.87	3.07	2.07	3.33	–0.28	3.57	4.10

Retirement Income Fund Lifestyle 1

Annual average
(life of fund)	3.19%	2.80%	2.61%	2.61%	2.42%	2.42%	2.77%	2.45%	2.93%	3.45%

10 years	34.60	29.21	26.73	26.73	24.88	24.88	29.29	25.09	31.23	37.99
Annual average	3.02	2.60	2.40	2.40	2.25	2.25	2.60	2.26	2.75	3.27

5 years	23.22	18.29	18.62	16.62	18.62	18.62	21.35	17.40	21.65	24.75
Annual average	4.26	3.42	3.47	3.12	3.47	3.47	3.95	3.26	4.00	4.52

3 years	13.89	9.33	11.32	8.32	11.30	11.30	12.99	9.32	13.04	14.77
Annual average	4.43	3.02	3.64	2.70	3.63	3.63	4.16	3.01	4.17	4.70

1 year	3.52	–0.62	2.68	–2.32	2.68	1.68	3.18	–0.17	3.26	3.78

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

14	RetirementReady® Funds

Comparative index returns For periods ended 7/31/15

		Barclays U.S.
	S&P 500 Index	Aggregate Bond Index

Annual average
(life of fund) (since 11/1/04)*	8.18%	4.44%

Annual average
(life of fund) (since 5/2/05)**	8.25	4.56

Life of fund	96.57	16.11
Annual average (since 11/30/10)†	15.58	3.25

10 years	110.43	56.88
Annual average	7.72	4.61

5 years	112.26	17.47
Annual average	16.24	3.27

3 years	62.55	4.87
Annual average	17.58	1.60

1 year	11.21	2.82

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Inception date of all Putnam RetirementReady Funds with the exception of the 2050 and 2055 Fund.

** Inception date of Putnam RetirementReady 2050 Fund.

† Inception date of Putnam RetirementReady 2055 Fund.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $16,209 ($16,009 after contingent deferred sales charge) and $16,222 (contingent deferred sales charge no longer applies). A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $15,826. A $10,000 investment in the fund’s class R and Y shares would have been valued at $16,604 and $16,990, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds	15

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $16,795 and $16,543, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $16,362. A $10,000 investment in the fund’s class R and Y shares would have been valued at $17,387 and $18,278, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $16,814 and $16,563, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $16,387. A $10,000 investment in the fund’s class R and Y shares would have been valued at $17,411 and $18,296, respectively. See first page of performance section for performance calculation method.

16	RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $16,686 and $16,448, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $16,260. A $10,000 investment in the fund’s class R and Y shares would have been valued at $17,287 and $18,166, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $16,228 and $15,995, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $15,818. A $10,000 investment in the fund’s class R and Y shares would have been valued at $16,793 and $17,673, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds	17

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $15,655 and $15,420, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $15,256. A $10,000 investment in the fund’s class R and Y shares would have been valued at $16,211 and $17,039, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $14,896 and $14,671, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $14,511. A $10,000 investment in the fund’s class R and Y shares would have been valued at $15,425 and $16,211, respectively. See first page of performance section for performance calculation method.

18	RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $13,845 and $13,634, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $13,489. A $10,000 investment in the fund’s class R and Y shares would have been valued at $14,333 and $15,066, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $12,817 and $12,621, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,496. A $10,000 investment in the fund’s class R and Y shares would have been valued at $13,270 and $13,953, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds	19

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $12,673 and $12,488, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,675 after sales charge) would have been valued at $12,509. A $10,000 investment in the fund’s class R and Y shares would have been valued at $13,123 and $13,799, respectively. See first page of performance section for performance calculation method.

Fund price and distribution information For the 12-month period ended 7/31/15

2055 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.612		$0.534	$0.544	$0.535		$0.594	$0.633

Capital gains

Long-term gains	0.241		0.241	0.241	0.241		0.241	0.241

Short-term gains	0.648		0.648	0.648	0.648		0.648	0.648

Total	$1.501		$1.423	$1.433	$1.424		$1.483	$1.522

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$12.02	$12.75	$11.93	$11.83	$11.98	$12.41	$11.98	$12.06

7/31/15	11.60	12.31	11.50	11.38	11.58	12.00	11.55	11.66

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.864		$0.731	$0.748	$0.793		$0.817	$0.892

Capital gains	—		—	—	—		—	—

Total	$0.864		$0.731	$0.748	$0.793		$0.817	$0.892

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$16.99	$18.03	$16.76	$16.64	$17.14	$17.76	$16.72	$17.05

7/31/15	17.69	18.77	17.45	17.29	17.84	18.49	17.41	17.77

20 RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/15 cont.

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.963		$0.827	$0.865	$0.896		$0.912	$1.000

Capital gains	—		—	—	—		—	—

Total	$0.963		$0.827	$0.865	$0.896		$0.912	$1.000

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$18.86	$20.01	$17.31	$17.38	$18.36	$19.03	$19.25	$22.25

7/31/15	19.58	20.77	17.89	17.93	19.00	19.69	20.00	23.30

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.985		$0.796	$0.849	$0.896		$0.916	$1.016

Capital gains	—		—	—	—		—	—

Total	$0.985		$0.796	$0.849	$0.896		$0.916	$1.016

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$20.51	$21.76	$19.01	$18.83	$19.37	$20.07	$20.98	$23.75

7/31/15	21.26	22.56	19.69	19.44	20.02	20.75	21.80	24.82

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.768		$0.628	$0.670	$0.659		$0.715	$0.810

Capital gains	—		—	—	—		—	—

Total	$0.768		$0.628	$0.670	$0.659		$0.715	$0.810

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$20.66	$21.92	$19.07	$19.08	$19.92	$20.64	$19.85	$23.84

7/31/15	21.53	22.84	19.81	19.78	20.74	21.49	20.67	24.99

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.487		$0.319	$0.353	$0.369		$0.428	$0.523

Capital gains	—		—	—	—		—	—

Total	$0.487		$0.319	$0.353	$0.369		$0.428	$0.523

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$20.35	$21.59	$19.35	$19.36	$19.75	$20.47	$19.28	$23.09

7/31/15	21.38	22.68	20.32	20.29	20.75	21.50	20.23	24.34

RetirementReady® Funds	21

Fund price and distribution information For the 12-month period ended 7/31/15 cont.

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.268		$0.126	$0.133	$0.172		$0.221	$0.314

Capital gains	—		—	—	—		—	—

Total	$0.268		$0.126	$0.133	$0.172		$0.221	$0.314

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$20.62	$21.88	$19.28	$19.27	$19.57	$20.28	$19.28	$20.72

7/31/15	21.73	23.06	20.29	20.27	20.60	21.35	20.29	21.83

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.216		$0.052	$0.099	$0.117		$0.161	$0.246

Capital gains	—		—	—	—		—	—

Total	$0.216		$0.052	$0.099	$0.117		$0.161	$0.246

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$18.40	$19.52	$17.68	$17.74	$18.05	$18.70	$17.69	$20.49

7/31/15	19.18	20.35	18.45	18.46	18.82	19.50	18.44	21.41

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.240		$0.103	$0.104	$0.140		$0.188	$0.275

Capital gains	—		—	—	—		—	—

Total	$0.240		$0.103	$0.104	$0.140		$0.188	$0.275

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$18.00	$19.10	$17.40	$17.42	$17.76	$18.40	$17.37	$18.05

7/31/15	18.45	19.58	17.84	17.85	18.21	18.87	17.80	18.51

22 RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/15 cont.

Retirement Income Fund Lifestyle 1

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	12		1	1	12		12	12

Income	$0.410		$0.332	$0.332	$0.364		$0.365	$0.457

Capital gains	—		—	—	—		—	—

Total	$0.410		$0.332	$0.332	$0.364		$0.365	$0.457

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$17.49	$18.22	$17.32	$17.36	$17.54	$18.13	$17.48	$17.55

7/31/15	17.69	18.43	17.45	17.49	17.73	18.33	17.68	17.75

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/15

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	65.86%	56.32%	60.26%	58.26%	60.22%	60.22%	62.02%	56.35%	64.02%	67.72%
Annual average	11.67	10.24	10.84	10.54	10.83	10.83	11.10	10.24	11.40	11.94

3 years	53.89	45.04	50.55	47.55	50.56	50.56	51.51	46.20	52.89	55.00
Annual average	15.45	13.20	14.61	13.84	14.61	14.61	14.85	13.50	15.20	15.73

1 year	6.38	0.26	5.63	0.95	5.51	4.57	5.79	2.09	6.15	6.54

2050 Fund†

Annual average
(life of fund)	6.60%	5.98%	5.97%	5.97%	5.80%	5.80%	6.06%	5.69%	6.33%	6.86%

10 years	82.99	72.47	72.29	72.29	69.71	69.71	73.94	67.85	78.33	87.52
Annual average	6.23	5.60	5.59	5.59	5.43	5.43	5.69	5.32	5.96	6.49

5 years	91.34	80.34	84.15	82.15	84.18	84.18	86.63	80.10	88.89	93.65
Annual average	13.86	12.52	12.99	12.74	12.99	12.99	13.29	12.49	13.56	14.13

3 years	53.24	44.43	49.74	46.74	49.79	49.79	50.94	45.66	52.07	54.36
Annual average	15.29	13.04	14.40	13.64	14.42	14.42	14.71	13.36	15.00	15.57

1 year	6.19	0.09	5.40	0.40	5.36	4.36	5.65	1.95	5.94	6.46

RetirementReady® Funds 23

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2045 Fund‡

Annual average
(life of fund)	6.64%	6.05%	6.04%	6.04%	5.84%	5.84%	6.11%	5.75%	6.37%	6.90%

10 years	83.22	72.69	72.57	72.57	69.98	69.98	74.33	68.23	78.68	87.77
Annual average	6.24	5.62	5.61	5.61	5.45	5.45	5.72	5.34	5.98	6.50

5 years	88.44	77.61	81.53	79.53	81.54	81.54	83.75	77.31	86.13	90.75
Annual average	13.51	12.17	12.67	12.42	12.67	12.67	12.94	12.14	13.23	13.79

3 years	51.48	42.77	48.02	45.02	48.01	48.01	49.20	43.98	50.28	52.56
Annual average	14.85	12.60	13.97	13.19	13.96	13.96	14.27	12.92	14.54	15.12

1 year	6.01	–0.09	5.16	0.16	5.19	4.19	5.47	1.77	5.71	6.24

2040 Fund‡

Annual average
(life of fund)	6.55%	5.96%	5.95%	5.95%	5.76%	5.76%	6.02%	5.67%	6.30%	6.82%

10 years	81.86	71.40	71.18	71.18	68.78	68.78	72.93	66.87	77.44	86.40
Annual average	6.16	5.54	5.52	5.52	5.37	5.37	5.63	5.25	5.90	6.43

5 years	84.60	73.99	77.75	75.75	77.74	77.74	79.91	73.62	82.26	86.86
Annual average	13.04	11.71	12.19	11.94	12.19	12.19	12.46	11.67	12.76	13.32

3 years	48.94	40.38	45.72	42.72	45.67	45.67	46.77	41.63	47.85	50.05
Annual average	14.20	11.97	13.37	12.59	13.36	13.36	13.64	12.30	13.92	14.48

1 year	5.57	–0.50	4.84	–0.16	4.85	3.85	5.07	1.39	5.39	5.86

2035 Fund

Annual average
(life of fund)	6.22%	5.64%	5.63%	5.63%	5.44%	5.44%	5.70%	5.34%	5.95%	6.49%

10 years	76.51	66.36	66.16	66.16	63.82	63.82	67.90	62.03	71.96	81.04
Annual average	5.85	5.22	5.21	5.21	5.06	5.06	5.32	4.94	5.57	6.12

5 years	76.97	66.79	70.63	68.63	70.44	70.44	72.69	66.64	74.88	79.31
Annual average	12.09	10.77	11.28	11.02	11.25	11.25	11.55	10.75	11.83	12.39

3 years	44.16	35.87	41.10	38.10	40.98	40.98	42.10	37.13	43.13	45.35
Annual average	12.96	10.76	12.16	11.36	12.13	12.13	12.43	11.10	12.70	13.28

1 year	5.13	–0.91	4.39	–0.61	4.35	3.35	4.61	0.95	4.87	5.42

2030 Fund

Annual average
(life of fund)	5.81%	5.22%	5.21%	5.21%	5.02%	5.02%	5.28%	4.93%	5.54%	6.07%

10 years	69.83	60.07	59.84	59.84	57.51	57.51	61.49	55.84	65.56	74.06
Annual average	5.44	4.82	4.80	4.80	4.65	4.65	4.91	4.54	5.17	5.70

5 years	67.10	57.49	60.98	58.98	60.97	60.97	62.94	57.24	65.08	69.22
Annual average	10.81	9.51	9.99	9.72	9.99	9.99	10.26	9.47	10.54	11.09

3 years	38.13	30.19	35.12	32.12	35.10	35.10	36.07	31.30	37.10	39.16
Annual average	11.37	9.19	10.55	9.73	10.55	10.55	10.81	9.50	11.09	11.65

1 year	4.68	–1.34	3.94	–1.06	3.91	2.91	4.17	0.52	4.43	4.97

24 RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2025 Fund

Annual average
(life of fund)	5.26%	4.68%	4.67%	4.67%	4.47%	4.47%	4.73%	4.38%	5.00%	5.52%

10 years	61.19	51.93	51.84	51.84	49.51	49.51	53.24	47.88	57.18	65.24
Annual average	4.89	4.27	4.27	4.27	4.10	4.10	4.36	3.99	4.63	5.15

5 years	55.96	46.99	50.21	48.21	50.16	50.16	52.06	46.74	54.05	57.92
Annual average	9.30	8.01	8.48	8.19	8.47	8.47	8.74	7.97	9.03	9.57

3 years	31.32	23.77	28.35	25.35	28.38	28.38	29.26	24.73	30.29	32.28
Annual average	9.51	7.37	8.68	7.82	8.68	8.68	8.93	7.64	9.22	9.77

1 year	4.18	–1.81	3.37	–1.63	3.35	2.35	3.60	–0.02	3.86	4.43

2020 Fund

Annual average
(life of fund)	4.45%	3.87%	3.86%	3.86%	3.67%	3.67%	3.93%	3.58%	4.19%	4.71%

10 years	49.40	40.81	40.76	40.76	38.59	38.59	42.07	37.09	45.67	53.10
Annual average	4.10	3.48	3.48	3.48	3.32	3.32	3.57	3.21	3.83	4.35

5 years	43.68	35.42	38.29	36.29	38.39	38.39	40.05	35.14	41.88	45.43
Annual average	7.52	6.25	6.70	6.39	6.71	6.71	6.97	6.21	7.25	7.78

3 years	24.01	16.88	21.16	18.16	21.26	21.26	22.13	17.85	23.00	24.93
Annual average	7.44	5.34	6.61	5.72	6.64	6.64	6.89	5.63	7.14	7.70

1 year	3.33	–2.61	2.48	–2.52	2.57	1.57	2.79	–0.81	3.04	3.57

2015 Fund

Annual average
(life of fund)	3.58%	3.01%	3.00%	3.00%	2.81%	2.81%	3.07%	2.73%	3.33%	3.84%

10 years	37.76	29.84	29.77	29.77	27.82	27.82	31.11	26.52	34.35	41.32
Annual average	3.26	2.65	2.64	2.64	2.49	2.49	2.75	2.38	3.00	3.52

5 years	31.47	23.91	26.70	24.70	26.68	26.68	28.25	23.76	29.89	33.20
Annual average	5.62	4.38	4.85	4.51	4.84	4.84	5.10	4.36	5.37	5.90

3 years	17.29	10.54	14.72	11.72	14.76	14.76	15.57	11.53	16.46	18.20
Annual average	5.46	3.40	4.68	3.76	4.69	4.69	4.94	3.70	5.21	5.73

1 year	2.27	–3.61	1.50	–3.50	1.51	0.51	1.74	–1.82	2.00	2.52

RetirementReady® Funds 25

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Retirement Income Fund Lifestyle 1

Annual average
(life of fund)	3.14%	2.74%	2.56%	2.56%	2.37%	2.37%	2.71%	2.40%	2.88%	3.39%

10 years	34.40	29.02	26.57	26.57	24.75	24.75	29.09	24.90	31.06	37.73
Annual average	3.00	2.58	2.38	2.38	2.24	2.24	2.59	2.25	2.74	3.25

5 years	23.86	18.91	19.26	17.26	19.25	19.25	21.95	17.99	22.31	25.32
Annual average	4.37	3.52	3.59	3.24	3.58	3.58	4.05	3.36	4.11	4.62

3 years	14.38	9.80	11.86	8.86	11.83	11.83	13.48	9.79	13.53	15.19
Annual average	4.58	3.17	3.81	2.87	3.80	3.80	4.31	3.16	4.32	4.83

1 year	2.06	–2.03	1.33	–3.64	1.27	0.28	1.79	–1.52	1.80	2.32

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

See the discussion following the fund performance tables on page 12 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Net expenses for the fiscal year ended 7/31/14*	1.27%	2.02%	2.02%	1.77%	1.52%	1.02%

Total annual operating expenses for the fiscal year
ended 7/31/14	4.41%	5.16%	5.16%	4.91%	4.66%	4.16%

Annualized expense ratio for the six-month period
ended 7/31/15†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

26 RetirementReady® Funds

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2050 Fund

Net expenses for the fiscal year ended 7/31/14*	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.69%	2.44%	2.44%	2.19%	1.94%	1.44%

Annualized expense ratio for the six-month period
ended 7/31/15†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2045 Fund

Net expenses for the fiscal year ended 7/31/14*	1.19%	1.94%	1.94%	1.69%	1.44%	0.94%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.64%	2.39%	2.39%	2.14%	1.89%	1.39%

Annualized expense ratio for the six-month period
ended 7/31/15†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2040 Fund

Net expenses for the fiscal year ended 7/31/14*	1.13%	1.88%	1.88%	1.63%	1.38%	0.88%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.48%	2.23%	2.23%	1.98%	1.73%	1.23%

Annualized expense ratio for the six-month period
ended 7/31/15†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2035 Fund

Net expenses for the fiscal year ended 7/31/14*	1.06%	1.81%	1.81%	1.56%	1.31%	0.81%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.33%	2.08%	2.08%	1.83%	1.58%	1.08%

Annualized expense ratio for the six-month period
ended 7/31/15†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2030 Fund

Net expenses for the fiscal year ended 7/31/14*	1.02%	1.77%	1.77%	1.52%	1.27%	0.77%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Annualized expense ratio for the six-month period
ended 7/31/15†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2025 Fund

Net expenses for the fiscal year ended 7/31/14*	0.98%	1.73%	1.73%	1.48%	1.23%	0.73%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Annualized expense ratio for the six-month period
ended 7/31/15†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2020 Fund

Net expenses for the fiscal year ended 7/31/14*	0.96%	1.71%	1.71%	1.46%	1.21%	0.71%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Annualized expense ratio for the six-month period
ended 7/31/15†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2015 Fund

Net expenses for the fiscal year ended 7/31/14*	0.93%	1.68%	1.68%	1.43%	1.18%	0.68%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Annualized expense ratio for the six-month period
ended 7/31/15†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

RetirementReady® Funds	27

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam Retirement Income Fund Lifestyle 1

Net expenses for the fiscal year ended 7/31/14*	0.92%	1.67%	1.67%	1.17%	1.17%	0.67%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.29%	2.04%	2.04%	1.54%	1.54%	1.04%

Annualized expense ratio for the six-month period
ended 7/31/15†	0.25%	1.00%	1.00%	0.50%	0.50%	0.00%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets. Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

Putnam RetirementReady 2055 Fund	1.02%
Putnam RetirementReady 2050 Fund	0.99%
Putnam RetirementReady 2045 Fund	0.94%
Putnam RetirementReady 2040 Fund	0.88%
Putnam RetirementReady 2035 Fund	0.81%
Putnam RetirementReady 2030 Fund	0.77%
Putnam RetirementReady 2025 Fund	0.73%
Putnam RetirementReady 2020 Fund	0.71%
Putnam RetirementReady 2015 Fund	0.68%
Putnam Retirement Income Fund Lifestyle 1	0.67%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/15.

† For the fund’s most recent fiscal half year; may differ from expense ratios based on one year data in the financial highlights. Excludes the expense ratio of the underlying Putnam mutual funds.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from February 1, 2015 to July 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Expenses paid per $1,000*†	$1.27	$5.08	$5.08	$3.81	$2.55	—

Ending value (after expenses)	$1,053.60	$1,049.30	$1,049.80	$1,050.80	$1,052.90	$1,055.20

Putnam RetirementReady 2050 Fund

Expenses paid per $1,000*†	$1.27	$5.08	$5.08	$3.81	$2.54	—

Ending value (after expenses)	$1,052.30	$1,048.70	$1,047.90	$1,049.40	$1,051.30	$1,053.30

Putnam RetirementReady 2045 Fund

Expenses paid per $1,000*†	$1.27	$5.07	$5.07	$3.81	$2.54	—

Ending value (after expenses)	$1,049.90	$1,046.20	$1,046.10	$1,046.80	$1,048.20	$1,051.00

Putnam RetirementReady 2040 Fund

Expenses paid per $1,000*†	$1.27	$5.06	$5.06	$3.80	$2.54	—

Ending value (after expenses)	$1,046.30	$1,042.40	$1,042.40	$1,043.80	$1,045.10	$1,047.70

Putnam RetirementReady 2035 Fund

Expenses paid per $1,000*†	$1.26	$5.05	$5.05	$3.79	$2.53	—

Ending value (after expenses)	$1,040.60	$1,036.60	$1,036.70	$1,038.00	$1,039.70	$1,042.10

28 RetirementReady® Funds

Putnam RetirementReady 2030 Fund

Expenses paid per $1,000*†	$1.26	$5.03	$5.03	$3.78	$2.52	—

Ending value (after expenses)	$1,033.80	$1,029.90	$1,029.90	$1,031.30	$1,032.10	$1,034.90

Putnam RetirementReady 2025 Fund

Expenses paid per $1,000*†	$1.26	$5.02	$5.02	$3.76	$2.51	—

Ending value (after expenses)	$1,026.50	$1,022.70	$1,022.70	$1,023.90	$1,025.30	$1,027.30

Putnam RetirementReady 2020 Fund

Expenses paid per $1,000*†	$1.25	$4.99	$4.99	$3.75	$2.50	—

Ending value (after expenses)	$1,018.00	$1,014.30	$1,014.30	$1,015.70	$1,016.50	$1,019.00

Putnam RetirementReady 2015 Fund

Expenses paid per $1,000*†	$1.25	$4.98	$4.97	$3.73	$2.49	—

Ending value (after expenses)	$1,009.90	$1,006.80	$1,006.20	$1,007.70	$1,009.10	$1,011.50

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.25	$4.97	$4.97	$2.49	$2.49	—

Ending value (after expenses)	$1,009.00	$1,005.20	$1,005.20	$1,007.70	$1,007.80	$1,010.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/15. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended July 31, 2015, use the following calculation method. To find the value of your investment on February 1, 2015, call Putnam at 1-800-225-1581.

RetirementReady® Funds 29

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady
2055 Fund, 2050 Fund, 2045 Fund
2040 Fund, 2035 Fund, 2030 Fund
2025 Fund, 2020 Fund, 2015 Fund

Expenses paid per $1,000*†	$1.25	$5.01	$5.01	$3.76	$2.51	—

Ending value (after expenses)	$1,023.55	$1,019.84	$1,019.84	$1,021.08	$1,022.32	$1,024.79

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.25	$5.01	$5.01	$2.51	$2.51	—

Ending value (after expenses)	$1,023.55	$1,019.84	$1,019.84	$1,022.32	$1,022.32	$1,024.79

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/15. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

30 RetirementReady® Funds

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (Europe, Australasia, Far East) (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

RetirementReady® Funds	31

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com, and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2015, Putnam employees had approximately $517,000,000 and the Trustees had approximately $141,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

32 RetirementReady® Funds

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

RetirementReady® Funds 33

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2015, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to additional requests made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2015, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 19, 2015 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2015. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the

34 RetirementReady® Funds

fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements were implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees considered your fund’s management fee schedule and considered that, although the fund pays no management fee to Putnam Management, Putnam Management receives management fees from the underlying Putnam funds in which your fund invests. The Trustees noted that the fee schedule was consistent with the current fee schedules of other Putnam funds that pursued their objectives by investing substantially all of their assets in other Putnam funds, which have been carefully developed over the years and re-examined on many occasions and adjusted where appropriate.

The Trustees also reviewed the management fee schedules in effect for all Putnam funds (including the underlying Putnam funds in which your fund invests), including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under their management contracts, the underlying Putnam funds in which your fund invests have the benefit of breakpoints in their management fee schedules that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. Some of the underlying Putnam funds’ management contracts also provide for performance fees. The Trustees concluded that the fee schedules in effect for the underlying Putnam funds in which your fund invests represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense

RetirementReady® Funds 35

ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to your fund and all but two of the other open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative. In addition, Putnam Management will reimburse all other expenses of your fund (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) through at least November 30, 2016. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2014 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2014 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

Total
expenses
(quintile)
Putnam RetirementReady 2055 Fund
(“2055 Fund”)	5th

Putnam RetirementReady 2050 Fund
(“2050 Fund”)	5th

Putnam RetirementReady 2045 Fund
(“2045 Fund”)	4th

Putnam RetirementReady 2040 Fund
(“2040 Fund”)	4th

Putnam RetirementReady 2035 Fund
(“2035 Fund”)	4th

Putnam RetirementReady 2030 Fund
(“2030 Fund”)	3rd

Putnam RetirementReady 2025 Fund
(“2025 Fund”)	3rd

Putnam RetirementReady 2020 Fund
(“2020 Fund”)	3rd

Putnam RetirementReady 2015 Fund
(“2015 Fund”)	3rd

Putnam Retirement Income Fund Lifestyle 1
(“Lifestyle 1 Fund”)	4th

(Total expenses reflect the fees and expenses borne directly by the Putnam RetirementReady® Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses, which the Putnam RetirementReady® Funds and the funds included in the custom Lipper peer groups bear indirectly.) In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided

36 RetirementReady® Funds

to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2014 was a year of strong competitive performance for many of the Putnam funds, with generally strong results for the U.S. equity, money market and global asset allocation funds, but relatively mixed results for the international and global equity and fixed income funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were recognized by Barron’s as the sixth-best performing mutual fund complex for the five-year period ended December 31, 2014. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2014 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The

RetirementReady® Funds	37

Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year and five-year periods. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on comparisons of fund returns with the returns of selected investment benchmarks. In the case of the Lifestyle 1 Fund, the Trustees considered that the fund’s class A shares gross return was positive over the one-year, three-year, and five-year periods ended December 31, 2014. In the case of the 2055 Fund (which commenced operations on November 30, 2010 and had a track record of only forty-nine months), the Trustees considered that the fund’s class A share gross return was positive and exceeded the return of its benchmark over the one-year and three-year periods ended December 31, 2014. In the case of each of the other Putnam RetirementReady® Funds, the Trustees considered information about the fund’s total return and its performance relative to its benchmark for the one-year, three-year, and five-year periods ended December 31, 2014. Over each of those periods, each fund’s class A share gross return was positive and exceeded the return of its benchmark. The Trustees did not find any evidence of underperformance that would suggest a need for concern regarding the investment process for any of the Putnam RetirementReady® Funds. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

38 RetirementReady® Funds

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

RetirementReady® Funds 39

Financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

40 RetirementReady® Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam RetirementReady® Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds constituting the Putnam RetirementReady Funds (Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, Putnam Retirement Income Fund Lifestyle 1) (collectively, the “funds”) at July 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of  the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 2015 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 11, 2015

RetirementReady® Funds	41

The funds’ portfolios 7/31/15

Putnam RetirementReady 2055 Fund	Shares	Value
Absolute Return Funds (10.4%)*
Putnam Absolute Return 100 Fund Class Y †††	3,100	$31,467

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	10,061	117,611

Putnam Absolute Return 700 Fund Class Y †††	31,911	403,037

Total Absolute Return Funds (cost $546,857)		$552,115

Asset Allocation Funds (89.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	322,213	3,895,552

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	51,212	849,600

Total Asset Allocation Funds (cost $4,762,559)		$4,745,152

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	24,109	$24,109

Total Fixed Income Funds (cost $24,109)		$24,109

Total Investments (cost $5,333,525)		$5,321,376

* Percentages indicated are based on net assets of $5,320,156

Putnam RetirementReady 2050 Fund	Shares	Value
Absolute Return Funds (10.8%)*
Putnam Absolute Return 100 Fund Class Y †††	25,617	$260,012

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	49,863	582,896

Putnam Absolute Return 700 Fund Class Y †††	158,134	1,997,232

Total Absolute Return Funds (cost $2,811,561)		$2,840,140

Asset Allocation Funds (88.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	1,359,161	16,432,261

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	420,401	6,974,446

Total Asset Allocation Funds (cost $23,390,431)		$23,406,707

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	116,808	$116,808

Total Fixed Income Funds (cost $116,808)		$116,808

Total Investments (cost $26,318,800)		$26,363,655

* Percentages indicated are based on net assets of $26,358,066

42 RetirementReady® Funds

The funds’ portfolios 7/31/15 cont.

Putnam RetirementReady 2045 Fund	Shares	Value
Absolute Return Funds (11.6%)*
Putnam Absolute Return 100 Fund Class Y †††	54,684	$555,042

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	59,135	691,293

Putnam Absolute Return 700 Fund Class Y †††	187,544	2,368,679

Total Absolute Return Funds (cost $3,571,888)		$3,615,014

Asset Allocation Funds (88.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	1,161,532	14,042,927

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	810,799	13,451,150

Total Asset Allocation Funds (cost $27,212,574)		$27,494,077

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	138,172	$138,172

Total Fixed Income Funds (cost $138,172)		$138,172

Total Investments (cost $30,922,634)		$31,247,263

* Percentages indicated are based on net assets of $31,240,704

Putnam RetirementReady 2040 Fund	Shares	Value
Absolute Return Funds (14.0%)*
Putnam Absolute Return 100 Fund Class Y †††	190,302	$1,931,564

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	173,866	2,032,492

Putnam Absolute Return 700 Fund Class Y †††	406,899	5,139,140

Total Absolute Return Funds (cost $9,029,264)		$9,103,196

Asset Allocation Funds (85.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	1,225,135	14,811,887

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	2,469,012	40,960,909

Total Asset Allocation Funds (cost $55,821,733)		$55,772,796

Fixed Income Funds (0.4%)
Putnam Money Market Fund Class A †††	290,121	$290,121

Total Fixed Income Funds (cost $290,121)		$290,121

Total Investments (cost $65,141,118)		$65,166,113

* Percentages indicated are based on net assets of $65,152,918

RetirementReady® Funds 43

The funds’ portfolios 7/31/15 cont.

Putnam RetirementReady 2035 Fund	Shares	Value
Absolute Return Funds (18.1%)*
Putnam Absolute Return 100 Fund Class Y †††	139,776	$1,418,730

Putnam Absolute Return 300 Fund Class Y †††	49,677	512,175

Putnam Absolute Return 500 Fund Class Y †††	227,554	2,660,102

Putnam Absolute Return 700 Fund Class Y †††	460,185	5,812,133

Total Absolute Return Funds (cost $10,304,364)		$10,403,140

Asset Allocation Funds (79.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	304,839	$4,545,148

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	171,347	2,071,584

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	2,353,722	39,048,243

Total Asset Allocation Funds (cost $45,249,865)		$45,664,975

Fixed Income Funds (2.4%)*
Putnam Money Market Fund Class A †††	1,393,368	$1,393,368

Total Fixed Income Funds (cost $1,393,368)		$1,393,368

Total Investments (cost $56,947,597)		$57,461,483

* Percentages indicated are based on net assets of $57,449,522

Putnam RetirementReady 2030 Fund	Shares	Value
Absolute Return Funds (25.8%)*
Putnam Absolute Return 100 Fund Class Y †††	320,560	$3,253,687

Putnam Absolute Return 300 Fund Class Y †††	335,065	3,454,519

Putnam Absolute Return 500 Fund Class Y †††	483,620	5,653,517

Putnam Absolute Return 700 Fund Class Y †††	1,000,540	12,636,818

Total Absolute Return Funds (cost $24,806,889)		$24,998,541

Asset Allocation Funds (70.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	2,192,402	$32,688,707

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	2,171,048	36,017,681

Total Asset Allocation Funds (cost $68,667,600)		$68,706,388

Fixed Income Funds (3.3%)*
Putnam Money Market Fund Class A †††	3,211,183	$3,211,183

Total Fixed Income Funds (cost $3,211,183)		$3,211,183

Total Investments (cost $96,685,672)		$96,916,112

* Percentages indicated are based on net assets of $96,895,725

44 RetirementReady® Funds

The funds’ portfolios 7/31/15 cont.

Putnam RetirementReady 2025 Fund	Shares	Value
Absolute Return Funds (34.7%)*
Putnam Absolute Return 100 Fund Class Y †††	273,620	$2,777,243

Putnam Absolute Return 300 Fund Class Y †††	450,247	4,642,048

Putnam Absolute Return 500 Fund Class Y †††	484,256	5,660,953

Putnam Absolute Return 700 Fund Class Y †††	680,762	8,598,021

Total Absolute Return Funds (cost $21,687,601)		$21,678,265

Asset Allocation Funds (60.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	2,186,738	$32,604,260

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	171,712	1,873,382

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	218,379	3,622,910

Total Asset Allocation Funds (cost $37,935,309)		$38,100,552

Fixed Income Funds (4.4%)*
Putnam Money Market Fund Class A †††	2,749,163	$2,749,163

Total Fixed Income Funds (cost $2,749,163)		$2,749,163

Total Investments (cost $62,372,073)		$62,527,980

* Percentages indicated are based on net assets of $62,514,459

Putnam RetirementReady 2020 Fund	Shares	Value
Absolute Return Funds (45.3%)*
Putnam Absolute Return 100 Fund Class Y †††	482,729	$4,899,700

Putnam Absolute Return 300 Fund Class Y †††	953,182	9,827,310

Putnam Absolute Return 500 Fund Class Y †††	1,303,163	15,233,981

Putnam Absolute Return 700 Fund Class Y †††	691,757	8,736,892

Total Absolute Return Funds (cost $38,489,001)		$38,697,883

Asset Allocation Funds (49.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	1,752,206	$26,125,385

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	1,449,332	15,812,207

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $41,989,618)		$41,937,592

Fixed Income Funds (5.7%)*
Putnam Money Market Fund Class A †††	4,860,261	$4,860,261

Total Fixed Income Funds (cost $4,860,261)		$4,860,261

Total Investments (cost $85,338,880)		$85,495,736

* Percentages indicated are based on net assets of $85,476,096

RetirementReady® Funds 45

The funds’ portfolios 7/31/15 cont.

Putnam RetirementReady 2015 Fund	Shares	Value
Absolute Return Funds (57.5%)*
Putnam Absolute Return 100 Fund Class Y †††	388,503	$3,943,303

Putnam Absolute Return 300 Fund Class Y †††	872,011	8,990,434

Putnam Absolute Return 500 Fund Class Y †††	1,133,459	13,250,139

Putnam Absolute Return 700 Fund Class Y †††	83,748	1,057,740

Total Absolute Return Funds (cost $27,116,999)		$27,241,616

Asset Allocation Funds (36.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	143,660	$2,141,970

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	1,397,542	15,247,186

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $17,390,428)		$17,389,156

Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A †††	2,797,162	$2,797,162

Total Fixed Income Funds (cost $2,797,162)		$2,797,162

Total Investments (cost $47,304,589)		$47,427,934

* Percentages indicated are based on net assets of $47,417,490

Putnam Retirement Income Fund Lifestyle 1	Shares	Value
Absolute Return Funds (60.1%)*
Putnam Absolute Return 100 Fund Class Y †††	189,223	$1,920,614

Putnam Absolute Return 300 Fund Class Y †††	435,945	4,494,590

Putnam Absolute Return 500 Fund Class Y †††	558,276	6,526,249

Putnam Absolute Return 700 Fund Class Y †††	—	—

Total Absolute Return Funds (cost $13,049,898)		$12,941,453

Asset Allocation Funds (34.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	672,995	7,342,378

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $7,377,521)		$7,342,378

Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A †††	1,269,568	$1,269,568

Total Fixed Income Funds (cost $1,269,568)		$1,269,568

Total Investments (cost $21,696,987)		$21,553,399

* Percentages indicated are based on net assets of $21,548,192

46    RetirementReady® Funds

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2055 Fund	$5,321,376	$—	$—	$5,321,376

Putnam RetirementReady 2050 Fund	26,363,655	—	—	26,363,655

Putnam RetirementReady 2045 Fund	31,247,263	—	—	31,247,263

Putnam RetirementReady 2040 Fund	65,166,113	—	—	65,166,113

Putnam RetirementReady 2035 Fund	57,461,483	—	—	57,461,483

Putnam RetirementReady 2030 Fund	96,916,112	—	—	96,916,112

Putnam RetirementReady 2025 Fund	62,527,980	—	—	62,527,980

Putnam RetirementReady 2020 Fund	85,495,736	—	—	85,495,736

Putnam RetirementReady 2015 Fund	47,427,934	—	—	47,427,934

Putnam Retirement Income Fund Lifestyle 1	21,553,399	—	—	21,553,399

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 47

Statements of assets and liabilities 7/31/15

	Putnam	Putnam	Putnam	Putnam	Putnam
Retirement-		Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$5,321,376	$26,363,655	$31,247,263	$65,166,113	$57,461,483

Receivable for income
distributions from underlying
Putnam Fund shares	—	1	1	2	12

Receivable for shares of
the fund sold	13,015	78,652	160,919	369,666	51,632

Receivable for investments sold	14,056	116,216	171,186	577,249	141,259

Receivable from Manager (Note 2)	5,263	15,625	17,419	28,692	29,531

Total assets	5,353,710	26,574,149	31,596,788	66,141,722	57,683,917

LIABILITIES

Payable for shares of
the fund repurchased	1,857	40,487	8,889	128,385	48,429

Payable for investments
purchased	25,216	154,383	323,123	818,532	144,474

Payable for distribution fees
(Note 2)	1,218	5,588	6,653	13,195	11,961

Payable for reports to shareholders	2,716	3,428	3,504	4,169	4,112

Payable for auditing and tax fee	1,935	9,973	13,182	23,400	24,294

Other accrued expenses	612	2,224	733	1,123	1,125

Total liabilities	33,554	216,083	356,084	988,804	234,395

Net assets	$5,320,156	$26,358,066	$31,240,704	$65,152,918	$57,449,522

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$5,206,405	$28,235,821	$36,523,570	$71,504,297	$66,683,718

Undistributed net investment
income (Note 1)	—	4,820	236,816	207,524	592,333

Accumulated net realized
gain (loss) on investments
(Note 1)	125,900	(1,927,430)	(5,844,311)	(6,583,898)	(10,340,415)

Net unrealized appreciation
(depreciation) of investments	(12,149)	44,855	324,629	24,995	513,886

Total — Representing net
assets applicable to
capital outstanding	$5,320,156	$26,358,066	$31,240,704	$65,152,918	$57,449,522

(Continued on next page)

48 Retirement Ready® Funds

Statements of assets and liabilities 7/31/15 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
NET ASSET VALUE	Ready	Ready	Ready	Ready	Ready
AND OFFERING PRICE	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$2,647,107	$16,700,558	$20,064,810	$49,628,298	$37,097,272

Number of shares outstanding	228,141	944,102	1,024,943	2,334,030	1,722,706

Net asset value and redemption price	$11.60	$17.69	$19.58	$21.26	$21.53

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$12.31	$18.77	$20.77	$22.56	$22.84

Computation of net asset value and offering price Class B
Net Assets	$81,047	$333,659	$419,736	$665,896	$1,234,866

Number of shares outstanding	7,046	19,125	23,461	33,826	62,323

Net asset value and offering price ***	$11.50	$17.45	$17.89	$19.69	$19.81

Computation of net asset value and offering price Class C
Net Assets	$544,614	$574,681	$864,342	$804,539	$1,147,084

Number of shares outstanding	47,867	33,230	48,204	41,395	57,988

Net asset value and offering price ***	$11.38	$17.29	$17.93	$19.44	$19.78

Computation of net asset value, offering price and redemption price Class M
Net Assets	$63,876	$86,662	$161,242	$113,531	$460,047

Number of shares outstanding	5,514	4,857	8,485	5,672	22,178

Net asset value and redemption price	$11.58	$17.84	$19.00	$20.02	$20.74

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$12.00	$18.49	$19.69	$20.75	$21.49

Computation of net asset value, offering price and redemption price Class R
Net Assets	$253,052	$3,088,007	$3,174,527	$4,725,592	$4,656,967

Number of shares outstanding	21,912	177,418	158,697	216,808	225,338

Net asset value, offering price
and redemption value	$11.55	$17.41	$20.00	$21.80	$20.67

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$1,730,460	$5,574,499	$6,556,047	$9,215,062	$12,853,286

Number of shares outstanding	148,380	313,670	281,343	371,308	514,355

Net asset value, offering price
and redemption value	$11.66	$17.77	$23.30	$24.82	$24.99

Cost of investments (Note 1)	$5,333,525	$26,318,800	$30,922,634	$65,141,118	$56,947,597

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Retirement Ready® Funds 49

Statements of assets and liabilities 7/31/15 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$96,916,112	$62,527,980	$85,495,736	$47,427,934	$21,553,399

Receivable for income
distributions from underlying
Putnam Fund shares	120	124	41	23	11

Receivable for shares of
the fund sold	102,418	460,836	98,848	3,858	1,863

Receivable for investments sold	155,201	1,163,432	176,120	124,341	5,297

Receivable from Manager (Note 2)	41,695	35,403	39,101	81,565	44,583

Total assets	97,215,546	64,187,775	85,809,846	47,637,721	21,605,153

LIABILITIES

Payable for shares of the
fund repurchased	41,547	358,775	27,519	61,497	4,296

Payable for investments
purchased	216,099	1,265,515	247,489	66,725	2,896

Payable for distribution fees
(Note 2)	20,480	13,623	19,641	10,444	5,283

Payable for reports to shareholders	4,480	4,956	4,697	4,117	5,596

Payable for auditing and tax fee	35,826	28,874	32,953	25,467	13,912

Payable for legal fee	—	—	—	50,905	24,095

Other accrued expenses	1,389	1,573	1,451	1,076	883

Total liabilities	319,821	1,673,316	333,750	220,231	56,961

Net assets	$96,895,725	$62,514,459	$85,476,096	$47,417,490	$21,548,192

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$109,439,693	$80,649,033	$108,935,289	$70,087,959	$27,752,455

Undistributed net investment
income (Note 1)	788,231	867,441	1,038,389	895,187	30,331

Accumulated net realized loss
on investments (Note 1)	(13,562,639)	(19,157,922)	(24,654,438)	(23,689,001)	(6,091,006)

Net unrealized appreciation
(depreciation) of investments	230,440	155,907	156,856	123,345	(143,588)

Total — Representing net
assets applicable to
capital outstanding	$96,895,725	$62,514,459	$85,476,096	$47,417,490	$21,548,192

(Continued on next page)

50 Retirement Ready® Funds

Statements of assets and liabilities 7/31/15 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
NET ASSET VALUE	Ready	Ready	Ready	Ready	Income Fund
AND OFFERING PRICE	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A
Net Assets	$72,342,315	$40,668,483	$71,290,490	$37,006,182	$17,655,307

Number of shares outstanding	3,384,358	1,871,735	3,716,895	2,005,275	998,087

Net asset value and
redemption price	$21.38	$21.73	$19.18	$18.45	$17.69

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$22.68	$23.06	$20.35	$19.58	N/A

Offering price per class A share
(100/96.00 of Class A net
asset value) **	N/A	N/A	N/A	N/A	$18.43

Computation of net asset value and offering price Class B
Net Assets	$1,324,983	$1,127,795	$1,122,513	$776,930	$368,440

Number of shares outstanding	65,211	55,596	60,843	43,562	21,113

Net asset value and offering price ***	$20.32	$20.29	$18.45	$17.84	$17.45

Computation of net asset value and offering price Class C
Net Assets	$1,313,406	$1,532,408	$1,842,026	$740,537	$814,357

Number of shares outstanding	64,723	75,602	99,771	41,482	46,550

Net asset value and offering price ***	$20.29	$20.27	$18.46	$17.85	$17.49

Computation of net asset value, offering price and redemption price Class M
Net Assets	$248,297	$205,209	$180,028	$146,407	$395,691

Number of shares outstanding	11,967	9,961	9,565	8,040	22,313

Net asset value and
redemption price	$20.75	$20.60	$18.82	$18.21	$17.73

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$21.50	$21.35	$19.50	$18.87	N/A

Offering price per class M share
(100/96.75 of Class M net
asset value) *	N/A	N/A	N/A	N/A	$18.33

Computation of net asset value, offering price and redemption price Class R
Net Assets	$8,425,351	$6,828,863	$5,715,864	$3,328,364	$854,411

Number of shares outstanding	416,438	336,586	309,919	186,935	48,330

Net asset value, offering price
and redemption value	$20.23	$20.29	$18.44	$17.80	$17.68

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$13,241,373	$12,151,701	$5,325,175	$5,419,070	$1,459,986

Number of shares outstanding	543,948	556,556	248,693	292,706	82,273

Net asset value, offering
price and redemption value	$24.34	$21.83	$21.41	$18.51	$17.75

Cost of investments (Note 1)	$96,685,672	$62,372,073	$85,338,880	$47,304,589	$21,696,987

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Retirement Ready® Funds 51

Statements of operations Year ended 7/31/15

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Income distributions from
underlying Putnam Fund shares
(Note 5)	$50,587	$272,790	$400,165	$726,945	$811,353

EXPENSES

Distribution fees (Note 2)	10,342	47,656	61,127	110,348	111,662

Reports to shareholders	4,720	5,711	5,576	6,417	6,443

Auditing and tax fees	1,935	9,973	13,182	23,400	24,294

Blue sky expense	68,152	67,165	67,928	67,382	68,077

Other	683	2,703	1,266	1,762	1,696

Fees waived and reimbursed by
Manager (Note 2)	(75,490)	(85,552)	(87,952)	(98,961)	(100,510)

Total expenses	10,342	47,656	61,127	110,348	111,662

Net investment income	40,245	225,134	339,038	616,597	699,691

Net realized gain (loss) on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(138,591)	(490,301)	(769,034)	(645,249)	71,990

Capital gain distribution from
underlying Putnam Fund shares
(Note 5)	423,297	2,113,487	2,740,535	4,239,353	3,883,887

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(38,094)	(365,157)	(318,595)	(1,028,729)	(1,364,289)

Net gain on investments	246,612	1,258,029	1,652,906	2,565,375	2,591,588

Net increase in net assets
resulting from operations	$286,857	$1,483,163	$1,991,944	$3,181,972	$3,291,279

52 Retirement Ready® Funds

Statements of operations Year ended 7/31/15 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Income distributions from
underlying Putnam Fund shares
(Note 5)	$1,114,150	$911,226	$1,048,413	$720,106	$413,145

EXPENSES

Distribution fees (Note 2)	174,214	140,948	178,826	99,083	61,440

Reports to shareholders	6,655	7,318	6,872	6,033	9,116

Auditing and tax fees	35,826	28,874	32,953	25,467	13,912

Legal	—	—	—	50,849	24,055

Blue sky expense	67,825	67,870	68,418	67,863	68,486

Other	2,129	2,247	2,127	1,641	1,533

Fees waived and reimbursed by
Manager (Note 2)	(112,435)	(106,309)	(110,370)	(151,853)	(117,102)

Total expenses	174,214	140,948	178,826	99,083	61,440

Net investment income	939,936	770,278	869,587	621,023	351,705

Net realized gain (loss) on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	1,702,368	2,284,377	1,125,209	(196,167)	123,548

Capital gain distribution from
underlying Putnam Fund shares
(Note 5)	3,904,792	2,196,753	2,072,395	1,288,886	714,048

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(2,241,679)	(1,919,388)	(1,224,986)	(420,553)	(459,316)

Net gain on investments	3,365,481	2,561,742	1,972,618	672,166	378,280

Net increase in net assets
resulting from operations	$4,305,417	$3,332,020	$2,842,205	$1,293,189	$729,985

The accompanying notes are an integral part of these financial statements.

Retirement Ready® Funds 53

Statements of changes in net assets

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$40,245	$13,206

Net realized gain on underlying Putnam Fund shares	284,706	241,277

Net unrealized depreciation on underlying
Putnam Fund shares	(38,094)	(23,429)

Net increase in net assets resulting from operations	286,857	231,054

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(51,880)	(17,784)

Class B	(3,138)	(835)

Class C	(19,089)	(2,820)

Class M	(1,407)	(768)

Class R	(8,480)	(2,204)

Class Y	(61,439)	(26,387)

Net realized short-term gain on investments

Class A	(55,500)	(32,950)

Class B	(3,849)	(1,937)

Class C	(22,975)	(6,063)

Class M	(1,722)	(1,646)

Class R	(9,348)	(4,209)

Class Y	(63,542)	(45,477)

From net realized long-term gain on investments
Class A	(20,539)	(18,691)

Class B	(1,425)	(1,099)

Class C	(8,504)	(3,440)

Class M	(637)	(934)

Class R	(3,459)	(2,388)

Class Y	(23,513)	(25,797)

Increase from capital share transactions (Note 4)	3,054,850	1,030,136

Total increase in net assets	2,981,261	1,065,761

NET ASSETS

Beginning of year	2,338,895	1,273,134

End of year	$5,320,156	$2,338,895

Distributions in excess of net investment income,
respectively, end of period	$—	$(3,238)

54 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$225,134	$88,955

Net realized gain on underlying Putnam Fund shares	1,623,186	1,715,583

Net unrealized depreciation on underlying
Putnam Fund shares	(365,157)	(251,893)

Net increase in net assets resulting from operations	1,483,163	1,552,645

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(404,643)	(115,160)

Class B	(13,255)	(5,022)

Class C	(20,186)	(6,669)

Class M	(2,959)	(725)

Class R	(138,918)	(51,405)

Class Y	(234,206)	(116,083)

Increase from capital share transactions (Note 4)	13,517,961	255,119

Total increase in net assets	14,186,957	1,512,700

NET ASSETS

Beginning of year	12,171,109	10,658,409

End of year	$26,358,066	$12,171,109

Undistributed net investment income,
respectively, end of period	$4,820	$29,999

Retirement Ready® Funds 55

Statements of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$339,038	$151,043

Net realized gain on underlying Putnam Fund shares	1,971,501	2,422,237

Net unrealized depreciation on underlying
Putnam Fund shares	(318,595)	(434,693)

Net increase in net assets resulting from operations	1,991,944	2,138,587

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(643,052)	(108,891)

Class B	(13,122)	(2,407)

Class C	(23,808)	(2,720)

Class M	(6,319)	(225)

Class R	(143,623)	(30,451)

Class Y	(259,055)	(74,839)

Increase from capital share transactions (Note 4)	11,835,159	1,778,451

Total increase in net assets	12,738,124	3,697,505

NET ASSETS

Beginning of year	18,502,580	14,805,075

End of year	$31,240,704	$18,502,580

Undistributed net investment income,
respectively, end of period	$236,816	$272,548

56    Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$616,597	$243,958

Net realized gain on underlying Putnam Fund shares	3,594,104	3,107,571

Net unrealized depreciation on underlying
Putnam Fund shares	(1,028,729)	(492,824)

Net increase in net assets resulting from operations	3,181,972	2,858,705

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,188,617)	(162,907)

Class B	(26,523)	(6,448)

Class C	(29,371)	(5,015)

Class M	(4,329)	(680)

Class R	(179,576)	(41,182)

Class Y	(321,886)	(96,178)

Increase from capital share transactions (Note 4)	38,750,298	1,512,310

Total increase in net assets	40,181,968	4,058,605

NET ASSETS

Beginning of year	24,970,950	20,912,345

End of year	$65,152,918	$24,970,950

Undistributed net investment income,
respectively, end of period	$207,524	$279,759

Retirement Ready® Funds	57

Statements of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$699,691	$421,194

Net realized gain on underlying Putnam Fund shares	3,955,877	3,472,636

Net unrealized depreciation on underlying
Putnam Fund shares	(1,364,289)	(122,717)

Net increase in net assets resulting from operations	3,291,279	3,771,113

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(843,997)	(125,654)

Class B	(36,926)	(3,132)

Class C	(30,960)	(1,561)

Class M	(9,658)	(1,541)

Class R	(162,609)	(27,133)

Class Y	(375,537)	(104,339)

Increase from capital share transactions (Note 4)	20,270,327	1,729,400

Total increase in net assets	22,101,919	5,237,153

NET ASSETS

Beginning of year	35,347,603	30,110,450

End of year	$57,449,522	$35,347,603

Undistributed net investment income, respectively, end of period	$592,333	$475,290

58 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$939,936	$573,017

Net realized gain on underlying Putnam Fund shares	5,607,160	4,009,263

Net unrealized depreciation on underlying
Putnam Fund shares	(2,241,679)	(207,775)

Net increase in net assets resulting from operations	4,305,417	4,374,505

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(865,997)	(168,869)

Class B	(19,319)	(1,386)

Class C	(22,003)	(1,748)

Class M	(3,952)	(1,280)

Class R	(160,399)	(43,677)

Class Y	(273,623)	(114,691)

Increase from capital share transactions (Note 4)	49,219,971	1,096,844

Total increase in net assets	52,180,095	5,139,698

NET ASSETS

Beginning of year	44,715,630	39,575,932

End of year	$96,895,725	$44,715,630

Undistributed net investment income, respectively, end of period	$788,231	$566,795

Retirement Ready® Funds 59

Statements of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$770,278	$654,237

Net realized gain on underlying Putnam Fund shares	4,481,130	3,041,419

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(1,919,388)	175,469

Net increase in net assets resulting from operations	3,332,020	3,871,125

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(411,276)	(234,395)

Class B	(6,806)	(2,691)

Class C	(8,980)	(4,620)

Class M	(1,811)	(709)

Class R	(66,220)	(41,648)

Class Y	(165,925)	(149,247)

Increase (decrease) from capital share transactions (Note 4)	14,574,617	(744,294)

Total increase in net assets	17,245,619	2,693,521

NET ASSETS

Beginning of year	45,268,840	42,575,319

End of year	$62,514,459	$45,268,840

Undistributed net investment income, respectively, end of period	$867,441	$643,453

60 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$869,587	$605,847

Net realized gain on underlying Putnam Fund shares	3,197,604	1,853,947

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(1,224,986)	228,754

Net increase in net assets resulting from operations	2,842,205	2,688,548

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(496,869)	(241,128)

Class B	(3,670)	(5,411)

Class C	(9,997)	(5,040)

Class M	(1,061)	(798)

Class R	(50,119)	(46,057)

Class Y	(57,106)	(85,114)

Increase (decrease) from capital share transactions (Note 4)	44,321,662	(44,848)

Total increase in net assets	46,545,045	2,260,152

NET ASSETS

Beginning of year	38,931,051	36,670,899

End of year	$85,476,096	$38,931,051

Undistributed net investment income, respectively, end of period	$1,038,389	$596,547

Retirement Ready® Funds	61

Statements of changes in net assets cont.

Putnam RetirementReady 2015 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$621,023	$465,577

Net realized gain on underlying Putnam Fund shares	1,092,719	890,449

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(420,553)	41,032

Net increase in net assets resulting from operations	1,293,189	1,397,058

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(336,754)	(184,066)

Class B	(4,791)	(5,302)

Class C	(3,824)	(2,638)

Class M	(1,171)	(854)

Class R	(32,786)	(27,571)

Class Y	(87,204)	(57,860)

Increase from capital share transactions (Note 4)	17,733,557	2,650,557

Total increase in net assets	18,560,216	3,769,324

NET ASSETS

Beginning of year	28,857,274	25,087,950

End of year	$47,417,490	$28,857,274

Undistributed net investment income, respectively, end of period	$895,187	$457,279

62 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/15	Year ended 7/31/14

Operations:
Net investment income	$351,705	$475,043

Net realized gain on underlying Putnam Fund shares	837,596	222,439

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(459,316)	382,386

Net increase in net assets resulting from operations	729,985	1,079,868

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(409,624)	(286,492)

Class B	(5,811)	(2,683)

Class C	(15,290)	(10,764)

Class M	(7,197)	(5,716)

Class R	(18,453)	(18,288)

Class Y	(32,142)	(151,578)

Increase (decrease) from capital share transactions (Note 4)	2,191,571	(5,565,043)

Total increase (decrease) in net assets	2,433,039	(4,960,696)

NET ASSETS

Beginning of year	19,115,153	24,075,849

End of year	$21,548,192	$19,115,153

Undistributed net investment income, respectively, end of period	$30,331	$3,843

The accompanying notes are an integral part of these financial statements.

Retirement Ready® Funds 63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
July 31, 2015	$12.02	.11	.97	1.08	(.61)	(.89)	(1.50)	$11.60	9.56	$2,647.25		.95	249
July 31, 2014	11.67	.09	1.56	1.65	(.33)	(.97)	(1.30)	12.02	14.60	568.25		.76	202
July 31, 2013	9.73	.08	2.10	2.18	(.18)	(.06)	(.24)	11.67	22.79	512.25		.79	183
July 31, 2012	10.09	.02	(.02)	— e	(.26)	(.10)	(.36)	9.73	.34	312.25		.26	167
July 31, 2011†	10.00	— e	.83	.83	(.65)	(.09)	(.74)	10.09	8.53*	179	.17*	(.01)*	101*

Class B
July 31, 2015	$11.93	.06	.93	.99	(.53)	(.89)	(1.42)	$11.50	8.81	$81	1.00	.54	249
July 31, 2014	11.62	(.03)	1.58	1.55	(.27)	(.97)	(1.24)	11.93	13.67	55	1.00	(.23)	202
July 31, 2013	9.72	.01	2.09	2.10	(.14)	(.06)	(.20)	11.62	21.85	28	1.00	.12	183
July 31, 2012	10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	9.72	(.44)	12	1.00	(.56)	167
July 31, 2011†	10.00	.12	.67	.79	(.65)	(.09)	(.74)	10.05	8.03*	17	.67*	1.13*	101*

Class C
July 31, 2015	$11.83	.06	.92	.98	(.54)	(.89)	(1.43)	$11.38	8.81	$545	1.00	.50	249
July 31, 2014	11.54	(.04)	1.59	1.55	(.29)	(.97)	(1.26)	11.83	13.78	391	1.00	(.35)	202
July 31, 2013	9.65	— e	2.07	2.07	(.12)	(.06)	(.18)	11.54	21.72	74	1.00	(.01)	183
July 31, 2012	10.05	(.06)	— e	(.06)	(.24)	(.10)	(.34)	9.65	(.36)	36	1.00	(.58)	167
July 31, 2011†	10.00	.16	.63	.79	(.65)	(.09)	(.74)	10.05	8.03*	15	.67*	1.58*	101*

Class M
July 31, 2015	$11.98	.09	.94	1.03	(.54)	(.89)	(1.43)	$11.58	9.05	$64.75		.79	249
July 31, 2014	11.65	.02	1.57	1.59	(.29)	(.97)	(1.26)	11.98	14.02	30.75		.18	202
July 31, 2013	9.72	— e	2.12	2.12	(.13)	(.06)	(.19)	11.65	22.08	29.75		.01	183
July 31, 2012	10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	9.72	(.10)	11.75		(.30)	167
July 31, 2011†	10.00	.21	.59	.80	(.65)	(.09)	(.74)	10.06	8.16*	12	.50*	2.02*	101*

Class R
July 31, 2015	$11.98	.20	.85	1.05	(.59)	(.89)	(1.48)	$11.55	9.34	$253.50		1.65	249
July 31, 2014	11.65	.03	1.59	1.62	(.32)	(.97)	(1.29)	11.98	14.35	282.50		.21	202
July 31, 2013	9.72	.05	2.10	2.15	(.16)	(.06)	(.22)	11.65	22.39	52.50		.42	183
July 31, 2012	10.08	— e	(.02)	(.02)	(.24)	(.10)	(.34)	9.72	.10	15.50		(.04)	167
July 31, 2011†	10.00	.23	.59	.82	(.65)	(.09)	(.74)	10.08	8.40*	11	.33*	2.23*	101*

Class Y
July 31, 2015	$12.06	.17	.95	1.12	(.63)	(.89)	(1.52)	$11.66	9.89	$1,730	—	1.42	249
July 31, 2014	11.70	.13	1.56	1.69	(.36)	(.97)	(1.33)	12.06	14.88	1,013	—	1.13	202
July 31, 2013	9.76	.11	2.09	2.20	(.20)	(.06)	(.26)	11.70	22.98	578	—	1.05	183
July 31, 2012	10.11	.03	— e	.03	(.28)	(.10)	(.38)	9.76	.62	201	—	.27	167
July 31, 2011†	10.00	.18	.68	.86	(.66)	(.09)	(.75)	10.11	8.76*	28	—	1.73*	101*

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2015	$16.99	.19	1.37	1.56	(.86)	(.86)	$17.69	9.43	$16,701.25		1.11	158
July 31, 2014	15.22	.12	2.06	2.18	(.41)	(.41)	16.99	14.45	4,423.25		.76	100
July 31, 2013	12.58	.12	2.69	2.81	(.17)	(.17)	15.22	22.52	4,133.25		.87	104
July 31, 2012	12.86	.02	.15	.17	(.45)	(.45)	12.58	1.60	3,590.25		.19	61
July 31, 2011	11.88	.36	1.56	1.92	(.94)	(.94)	12.86	16.33	4,196.25		2.84	72

Class B
July 31, 2015	$16.76	.10	1.32	1.42	(.73)	(.73)	$17.45	8.65	$334	1.00	.61	158
July 31, 2014	15.05	— e	2.03	2.03	(.32)	(.32)	16.76	13.57	284	1.00	(.01)	100
July 31, 2013	12.45	.01	2.66	2.67	(.07)	(.07)	15.05	21.54	197	1.00	.06	104
July 31, 2012	12.76	(.06)	.13	.07	(.38)	(.38)	12.45	.82	144	1.00	(.54)	61
July 31, 2011	11.77	.20	1.61	1.81	(.82)	(.82)	12.76	15.52	119	1.00	1.56	72

Class C
July 31, 2015	$16.64	.10	1.30	1.40	(.75)	(.75)	$17.29	8.58	$575	1.00	.60	158
July 31, 2014	14.96	.01	2.01	2.02	(.34)	(.34)	16.64	13.58	409	1.00	.04	100
July 31, 2013	12.39	— e	2.66	2.66	(.09)	(.09)	14.96	21.60	210	1.00	(.02)	104
July 31, 2012	12.68	(.07)	.15	.08	(.37)	(.37)	12.39	.84	115	1.00	(.57)	61
July 31, 2011	11.74	.20	1.60	1.80	(.86)	(.86)	12.68	15.46	87	1.00	1.61	72

Class M
July 31, 2015	$17.14	.14	1.35	1.49	(.79)	(.79)	$17.84	8.90	$87.75		.77	158
July 31, 2014	15.37	.03	2.09	2.12	(.35)	(.35)	17.14	13.85	52.75		.15	100
July 31, 2013	12.71	.04	2.72	2.76	(.10)	(.10)	15.37	21.83	31.75		.26	104
July 31, 2012	12.74	(.06)	.19	.13	(.16)	(.16)	12.71	1.13	18.75		(.48)	61
July 31, 2011	11.79	.24	1.60	1.84	(.89)	(.89)	12.74	15.76	90.75		1.85	72

Class R
July 31, 2015	$16.72	.20	1.31	1.51	(.82)	(.82)	$17.41	9.22	$3,088.50		1.16	158
July 31, 2014	15.00	.07	2.03	2.10	(.38)	(.38)	16.72	14.13	2,553.50		.43	100
July 31, 2013	12.41	.07	2.66	2.73	(.14)	(.14)	15.00	22.19	2,123.50		.53	104
July 31, 2012	12.72	(.01)	.14	.13	(.44)	(.44)	12.41	1.28	1,008.50		(.06)	61
July 31, 2011	11.77	.26	1.60	1.86	(.91)	(.91)	12.72	16.04	669.50		2.08	72

Class Y
July 31, 2015	$17.05	.27	1.34	1.61	(.89)	(.89)	$17.77	9.69	$5,574	—	1.54	158
July 31, 2014	15.27	.18	2.05	2.23	(.45)	(.45)	17.05	14.73	4,450	—	1.08	100
July 31, 2013	12.62	.14	2.71	2.85	(.20)	(.20)	15.27	22.81	3,966	—	.97	104
July 31, 2012	12.91	.05	.15	.20	(.49)	(.49)	12.62	1.83	2,403	—	.41	61
July 31, 2011	11.92	.32	1.64	1.96	(.97)	(.97)	12.91	16.64	2,713	—	2.48	72

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds	67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2015	$18.86	.25	1.43	1.68	(.96)	(.96)	$19.58	9.14	$20,065.25		1.30	116
July 31, 2014	16.77	.15	2.19	2.34	(.25)	(.25)	18.86	14.01	9,373.25		.84	92
July 31, 2013	14.14	.14	2.87	3.01	(.38)	(.38)	16.77	21.70	7,036.25		.90	86
July 31, 2012	14.37	.04	.16	.20	(.43)	(.43)	14.14	1.62	6,053.25		.29	47
July 31, 2011	13.24	.40	1.71	2.11	(.98)	(.98)	14.37	16.14	8,782.25		2.77	48

Class B
July 31, 2015	$17.31	.12	1.29	1.41	(.83)	(.83)	$17.89	8.31	$420	1.00	.67	116
July 31, 2014	15.43	.03	2.00	2.03	(.15)	(.15)	17.31	13.17	274	1.00	.19	92
July 31, 2013	13.06	.04	2.63	2.67	(.30)	(.30)	15.43	20.81	230	1.00	.29	86
July 31, 2012	13.32	(.07)	.15	.08	(.34)	(.34)	13.06	.84	215	1.00	(.55)	47
July 31, 2011	12.34	.23	1.63	1.86	(.88)	(.88)	13.32	15.27	160	1.00	1.76	48

Class C
July 31, 2015	$17.38	.11	1.31	1.42	(.87)	(.87)	$17.93	8.33	$864	1.00	.59	116
July 31, 2014	15.51	.01	2.02	2.03	(.16)	(.16)	17.38	13.12	401	1.00	.07	92
July 31, 2013	13.16	— e	2.69	2.69	(.34)	(.34)	15.51	20.85	248	1.00	.02	86
July 31, 2012	13.42	(.07)	.16	.09	(.35)	(.35)	13.16	.84	62	1.00	(.53)	47
July 31, 2011	12.46	.24	1.64	1.88	(.92)	(.92)	13.42	15.24	41	1.00	1.81	48

Class M
July 31, 2015	$18.36	.17	1.37	1.54	(.90)	(.90)	$19.00	8.56	$161.75		.89	116
July 31, 2014	16.34	(.04)	2.23	2.19	(.17)	(.17)	18.36	13.43	128.75		(.23)	92
July 31, 2013	13.81	.06	2.81	2.87	(.34)	(.34)	16.34	21.10	21.75		.38	86
July 31, 2012	14.08	(.03)	.16	.13	(.40)	(.40)	13.81	1.14	13.75		(.19)	47
July 31, 2011	13.01	.28	1.72	2.00	(.93)	(.93)	14.08	15.52	9.75		2.01	48

Class R
July 31, 2015	$19.25	.25	1.41	1.66	(.91)	(.91)	$20.00	8.83	$3,175.50		1.26	116
July 31, 2014	17.13	.12	2.22	2.34	(.22)	(.22)	19.25	13.72	2,784.50		.65	92
July 31, 2013	14.44	.09	2.95	3.04	(.35)	(.35)	17.13	21.40	2,331.50		.54	86
July 31, 2012	14.68	.01	.16	.17	(.41)	(.41)	14.44	1.36	1,085.50		.04	47
July 31, 2011	13.52	.35	1.77	2.12	(.96)	(.96)	14.68	15.88	1,012.50		2.36	48

Class Y
July 31, 2015	$22.25	.40	1.65	2.05	(1.00)	(1.00)	$23.30	9.41	$6,556	—	1.73	116
July 31, 2014	19.74	.27	2.53	2.80	(.29)	(.29)	22.25	14.25	5,544	—	1.25	92
July 31, 2013	16.57	.19	3.40	3.59	(.42)	(.42)	19.74	22.04	4,939	—	1.04	86
July 31, 2012	16.77	.07	.20	.27	(.47)	(.47)	16.57	1.86	3,247	—	.44	47
July 31, 2011	15.30	.47	2.02	2.49	(1.02)	(1.02)	16.77	16.45	6,041	—	2.82	48

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2015	$20.51	.28	1.46	1.74	(.99)	(.99)	$21.26	8.65	$49,628.25		1.34	204
July 31, 2014	18.34	.21	2.24	2.45	(.28)	(.28)	20.51	13.42	12,384.25		1.04	90
July 31, 2013	15.48	.16	3.01	3.17	(.31)	(.31)	18.34	20.74	10,268.25		.94	84
July 31, 2012	15.59	.06	.17	.23	(.34)	(.34)	15.48	1.65	8,185.25		.39	43
July 31, 2011	14.23	.46	1.78	2.24	(.88)	(.88)	15.59	15.90	11,819.25		2.98	45

Class B
July 31, 2015	$19.01	.16	1.32	1.48	(.80)	(.80)	$19.69	7.92	$666	1.00	.82	204
July 31, 2014	17.04	.07	2.06	2.13	(.16)	(.16)	19.01	12.52	698	1.00	.40	90
July 31, 2013	14.42	.03	2.81	2.84	(.22)	(.22)	17.04	19.87	694	1.00	.16	84
July 31, 2012	14.56	(.05)	.16	.11	(.25)	(.25)	14.42	.92	456	1.00	(.34)	43
July 31, 2011	13.38	.32	1.67	1.99	(.81)	(.81)	14.56	15.00	434	1.00	2.21	45

Class C
July 31, 2015	$18.83	.15	1.31	1.46	(.85)	(.85)	$19.44	7.91	$805	1.00	.78	204
July 31, 2014	16.92	.04	2.08	2.12	(.21)	(.21)	18.83	12.55	632	1.00	.23	90
July 31, 2013	14.33	.02	2.79	2.81	(.22)	(.22)	16.92	19.80	279	1.00	.15	84
July 31, 2012	14.49	(.04)	.16	.12	(.28)	(.28)	14.33	.96	163	1.00	(.32)	43
July 31, 2011	13.32	.27	1.70	1.97	(.80)	(.80)	14.49	14.96	137	1.00	1.88	45

Class M
July 31, 2015	$19.37	.22	1.33	1.55	(.90)	(.90)	$20.02	8.16	$114.75		1.11	204
July 31, 2014	17.36	.09	2.13	2.22	(.21)	(.21)	19.37	12.84	78.75		.50	90
July 31, 2013	14.71	.07	2.85	2.92	(.27)	(.27)	17.36	20.11	50.75		.45	84
July 31, 2012	14.77	(.05)	.20	.15	(.21)	(.21)	14.71	1.15	26.75		(.33)	43
July 31, 2011	13.53	.31	1.75	2.06	(.82)	(.82)	14.77	15.34	31.75		2.11	45

Class R
July 31, 2015	$20.98	.29	1.45	1.74	(.92)	(.92)	$21.80	8.45	$4,726.50		1.35	204
July 31, 2014	18.76	.16	2.30	2.46	(.24)	(.24)	20.98	13.13	3,894.50		.79	90
July 31, 2013	15.84	.11	3.08	3.19	(.27)	(.27)	18.76	20.39	3,362.50		.66	84
July 31, 2012	15.95	.02	.19	.21	(.32)	(.32)	15.84	1.46	2,302.50		.14	43
July 31, 2011	14.57	.42	1.82	2.24	(.86)	(.86)	15.95	15.55	2,057.50		2.63	45

Class Y
July 31, 2015	$23.75	.44	1.65	2.09	(1.02)	(1.02)	$24.82	8.96	$9,215	—	1.79	204
July 31, 2014	21.18	.32	2.58	2.90	(.33)	(.33)	23.75	13.74	7,284	—	1.40	90
July 31, 2013	17.83	.20	3.49	3.69	(.34)	(.34)	21.18	20.99	6,259	—	1.00	84
July 31, 2012	17.91	.09	.22	.31	(.39)	(.39)	17.83	1.92	3,945	—	.52	43
July 31, 2011	16.23	.53	2.07	2.60	(.92)	(.92)	17.91	16.17	10,316	—	2.99	45

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds	RetirementReady® Funds	71

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2015	$20.66	.31	1.33	1.64	(.77)	(.77)	$21.53	8.07	$37,097.25		1.45	101
July 31, 2014	18.55	.24	2.03	2.27	(.16)	(.16)	20.66	12.25	17,699.25		1.21	79
July 31, 2013	15.83	.17	2.76	2.93	(.21)	(.21)	18.55	18.66	13,868.25		1.00	86
July 31, 2012	16.01	.09	.15	.24	(.42)	(.42)	15.83	1.73	13,194.25		.62	42
July 31, 2011	14.50	.52	1.67	2.19	(.68)	(.68)	16.01	15.23	18,629.25		3.32	45

Class B
July 31, 2015	$19.07	.19	1.18	1.37	(.63)	(.63)	$19.81	7.28	$1,235	1.00	.95	101
July 31, 2014	17.17	.10	1.85	1.95	(.05)	(.05)	19.07	11.39	1,061	1.00	.55	79
July 31, 2013	14.68	.02	2.57	2.59	(.10)	(.10)	17.17	17.73	864	1.00	.11	86
July 31, 2012	14.89	(.02)	.14	.12	(.33)	(.33)	14.68	.97	642	1.00	(.12)	42
July 31, 2011	13.55	.35	1.58	1.93	(.59)	(.59)	14.89	14.35	594	1.00	2.40	45

Class C
July 31, 2015	$19.08	.18	1.19	1.37	(.67)	(.67)	$19.78	7.30	$1,147	1.00	.91	101
July 31, 2014	17.17	.09	1.87	1.96	(.05)	(.05)	19.08	11.44	655	1.00	.51	79
July 31, 2013	14.70	.02	2.57	2.59	(.12)	(.12)	17.17	17.72	468	1.00	.13	86
July 31, 2012	14.91	(.01)	.13	.12	(.33)	(.33)	14.70	.94	264	1.00	(.07)	42
July 31, 2011	13.57	.34	1.60	1.94	(.60)	(.60)	14.91	14.37	279	1.00	2.33	45

Class M
July 31, 2015	$19.92	.16	1.32	1.48	(.66)	(.66)	$20.74	7.54	$460.75		.79	101
July 31, 2014	17.93	.14	1.96	2.10	(.11)	(.11)	19.92	11.70	298.75		.73	79
July 31, 2013	15.32	(.04)	2.79	2.75	(.14)	(.14)	17.93	18.08	248.75		(.24)	86
July 31, 2012	15.14	(.06)	.24	.18	—	—	15.32	1.19	32.75		(.40)	42
July 31, 2011	13.75	.37	1.63	2.00	(.61)	(.61)	15.14	14.62	75.75		2.45	45

Class R
July 31, 2015	$19.85	.30	1.24	1.54	(.72)	(.72)	$20.67	7.86	$4,657.50		1.49	101
July 31, 2014	17.84	.19	1.94	2.13	(.12)	(.12)	19.85	11.96	4,334.50		1.01	79
July 31, 2013	15.24	.12	2.66	2.78	(.18)	(.18)	17.84	18.36	4,039.50		.72	86
July 31, 2012	15.45	.05	.14	.19	(.40)	(.40)	15.24	1.46	2,650.50		.37	42
July 31, 2011	14.04	.41	1.67	2.08	(.67)	(.67)	15.45	14.91	2,361.50		2.66	45

Class Y
July 31, 2015	$23.84	.46	1.50	1.96	(.81)	(.81)	$24.99	8.35	$12,853	—	1.88	101
July 31, 2014	21.37	.37	2.30	2.67	(.20)	(.20)	23.84	12.55	11,300	—	1.64	79
July 31, 2013	18.20	.21	3.21	3.42	(.25)	(.25)	21.37	18.95	10,623	—	1.03	86
July 31, 2012	18.35	.14	.18	.32	(.47)	(.47)	18.20	1.97	6,059	—	.78	42
July 31, 2011	16.53	.59	1.95	2.54	(.72)	(.72)	18.35	15.48	13,740	—	3.24	45

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds	RetirementReady® Funds	73

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2015	$20.35	.29	1.23	1.52	(.49)	(.49)	$21.38	7.53	$72,342.25		1.36	157
July 31, 2014	18.52	.26	1.73	1.99	(.16)	(.16)	20.35	10.75	23,180.25		1.32	77
July 31, 2013	16.16	.17	2.36	2.53	(.17)	(.17)	18.52	15.76	18,538.25		1.01	80
July 31, 2012	16.22	.15	.14	.29	(.35)	(.35)	16.16	1.95	17,648.25		1.00	41
July 31, 2011	14.70	.54	1.51	2.05	(.53)	(.53)	16.22	14.08	26,432.25		3.39	43

Class B
July 31, 2015	$19.35	.16	1.13	1.29	(.32)	(.32)	$20.32	6.71	$1,325	1.00	.80	157
July 31, 2014	17.62	.11	1.64	1.75	(.02)	(.02)	19.35	9.94	1,231	1.00	.58	77
July 31, 2013	15.38	.04	2.25	2.29	(.05)	(.05)	17.62	14.92	1,210	1.00	.23	80
July 31, 2012	15.47	.04	.12	.16	(.25)	(.25)	15.38	1.18	1,038	1.00	.28	41
July 31, 2011	14.06	.38	1.47	1.85	(.44)	(.44)	15.47	13.20	1,015	1.00	2.48	43

Class C
July 31, 2015	$19.36	.17	1.11	1.28	(.35)	(.35)	$20.29	6.68	$1,313	1.00	.84	157
July 31, 2014	17.64	.10	1.66	1.76	(.04)	(.04)	19.36	9.98	1,060	1.00	.51	77
July 31, 2013	15.41	.04	2.25	2.29	(.06)	(.06)	17.64	14.90	742	1.00	.24	80
July 31, 2012	15.50	.04	.13	.17	(.26)	(.26)	15.41	1.20	550	1.00	.29	41
July 31, 2011	14.11	.35	1.50	1.85	(.46)	(.46)	15.50	13.20	558	1.00	2.30	43

Class M
July 31, 2015	$19.75	.20	1.17	1.37	(.37)	(.37)	$20.75	6.99	$248.75		.97	157
July 31, 2014	18.03	.19	1.65	1.84	(.12)	(.12)	19.75	10.24	222.75		.98	77
July 31, 2013	15.74	.08	2.30	2.38	(.09)	(.09)	18.03	15.17	101.75		.47	80
July 31, 2012	15.52	— e	.22	.22	—	—	15.74	1.42	76.75		.01	41
July 31, 2011	14.09	.43	1.46	1.89	(.46)	(.46)	15.52	13.48	591.75		2.80	43

Class R
July 31, 2015	$19.28	.25	1.13	1.38	(.43)	(.43)	$20.23	7.22	$8,425.50		1.26	157
July 31, 2014	17.56	.20	1.64	1.84	(.12)	(.12)	19.28	10.51	7,296.50		1.07	77
July 31, 2013	15.33	.12	2.24	2.36	(.13)	(.13)	17.56	15.51	6,169.50		.75	80
July 31, 2012	15.43	.11	.13	.24	(.34)	(.34)	15.33	1.70	4,580.50		.73	41
July 31, 2011	14.05	.46	1.46	1.92	(.54)	(.54)	15.43	13.73	3,367.50		3.04	43

Class Y
July 31, 2015	$23.09	.43	1.34	1.77	(.52)	(.52)	$24.34	7.76	$13,241	—	1.79	157
July 31, 2014	20.98	.38	1.93	2.31	(.20)	(.20)	23.09	11.05	11,725	—	1.70	77
July 31, 2013	18.28	.22	2.69	2.91	(.21)	(.21)	20.98	16.04	12,816	—	1.12	80
July 31, 2012	18.31	.21	.16	.37	(.40)	(.40)	18.28	2.21	6,919	—	1.19	41
July 31, 2011	16.53	.62	1.73	2.35	(.57)	(.57)	18.31	14.35	14,657	—	3.42	43

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 RetirementReady® Funds	RetirementReady® Funds	75

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2015	$20.62	.31	1.07	1.38	(.27)	(.27)	$21.73	6.72	$40,668.25		1.44	71
July 31, 2014	19.06	.29	1.45	1.74	(.18)	(.18)	20.62	9.16	27,543.25		1.44	74
July 31, 2013	17.21	.20	1.92	2.12	(.27)	(.27)	19.06	12.44	23,727.25		1.12	89
July 31, 2012	17.36	.26	.15	.41	(.56)	(.56)	17.21	2.62	24,382.25		1.54	43
July 31, 2011	15.98	.59	1.36	1.95	(.57)	(.57)	17.36	12.30	33,235.25		3.46	50

Class B
July 31, 2015	$19.28	.14	1.00	1.14	(.13)	(.13)	$20.29	5.91	$1,128	1.00	.72	71
July 31, 2014	17.84	.13	1.36	1.49	(.05)	(.05)	19.28	8.35	982	1.00	.71	74
July 31, 2013	16.12	.05	1.82	1.87	(.15)	(.15)	17.84	11.66	987	1.00	.32	89
July 31, 2012	16.31	.13	.14	.27	(.46)	(.46)	16.12	1.85	869	1.00	.86	43
July 31, 2011	15.05	.42	1.30	1.72	(.46)	(.46)	16.31	11.47	930	1.00	2.64	50

Class C
July 31, 2015	$19.27	.14	.99	1.13	(.13)	(.13)	$20.27	5.90	$1,532	1.00	.68	71
July 31, 2014	17.87	.13	1.36	1.49	(.09)	(.09)	19.27	8.32	1,244	1.00	.67	74
July 31, 2013	16.14	.05	1.82	1.87	(.14)	(.14)	17.87	11.67	807	1.00	.27	89
July 31, 2012	16.35	.13	.14	.27	(.48)	(.48)	16.14	1.83	631	1.00	.80	43
July 31, 2011	15.11	.38	1.34	1.72	(.48)	(.48)	16.35	11.46	517	1.00	2.37	50

Class M
July 31, 2015	$19.57	.20	1.00	1.20	(.17)	(.17)	$20.60	6.16	$205.75		1.00	71
July 31, 2014	18.09	.17	1.38	1.55	(.07)	(.07)	19.57	8.57	188.75		.88	74
July 31, 2013	16.37	.11	1.83	1.94	(.22)	(.22)	18.09	11.95	226.75		.64	89
July 31, 2012	16.54	.18	.13	.31	(.48)	(.48)	16.37	2.09	137.75		1.12	43
July 31, 2011	15.26	.45	1.33	1.78	(.50)	(.50)	16.54	11.76	163.75		2.79	50

Class R
July 31, 2015	$19.28	.23	1.00	1.23	(.22)	(.22)	$20.29	6.42	$6,829.50		1.18	71
July 31, 2014	17.85	.22	1.36	1.58	(.15)	(.15)	19.28	8.88	5,442.50		1.19	74
July 31, 2013	16.13	.14	1.81	1.95	(.23)	(.23)	17.85	12.19	4,692.50		.81	89
July 31, 2012	16.32	.21	.14	.35	(.54)	(.54)	16.13	2.41	3,444.50		1.31	43
July 31, 2011	15.09	.49	1.31	1.80	(.57)	(.57)	16.32	12.01	3,393.50		3.04	50

Class Y
July 31, 2015	$20.72	.37	1.05	1.42	(.31)	(.31)	$21.83	6.92	$12,152	—	1.70	71
July 31, 2014	19.15	.38	1.42	1.80	(.23)	(.23)	20.72	9.44	9,870	—	1.91	74
July 31, 2013	17.28	.23	1.95	2.18	(.31)	(.31)	19.15	12.77	12,138	—	1.26	89
July 31, 2012	17.45	.30	.15	.45	(.62)	(.62)	17.28	2.85	8,402	—	1.80	43
July 31, 2011	16.05	.60	1.41	2.01	(.61)	(.61)	17.45	12.65	13,497	—	3.47	50

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76 RetirementReady® Funds	RetirementReady® Funds	77

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2015	$18.40	.27	.73	1.00	(.22)	(.22)	$19.18	5.44	$71,290.25		1.43	160
July 31, 2014	17.31	.29	.98	1.27	(.18)	(.18)	18.40	7.37	25,336.25		1.60	75
July 31, 2013	16.19	.19	1.27	1.46	(.34)	(.34)	17.31	9.12	22,557.25		1.16	89
July 31, 2012	16.45	.30	.14	.44	(.70)	(.70)	16.19	2.97	25,465.25		1.93	39
July 31, 2011	15.44	.54	1.03	1.57	(.56)	(.56)	16.45	10.30	33,513.25		3.34	55

Class B
July 31, 2015	$17.68	.14	.68	.82	(.05)	(.05)	$18.45	4.65	$1,123	1.00	.80	160
July 31, 2014	16.66	.15	.94	1.09	(.07)	(.07)	17.68	6.56	1,380	1.00	.84	75
July 31, 2013	15.60	.06	1.23	1.29	(.23)	(.23)	16.66	8.37	1,235	1.00	.37	89
July 31, 2012	15.90	.18	.13	.31	(.61)	(.61)	15.60	2.17	943	1.00	1.17	39
July 31, 2011	14.94	.39	1.01	1.40	(.44)	(.44)	15.90	9.46	808	1.00	2.47	55

Class C
July 31, 2015	$17.74	.15	.67	.82	(.10)	(.10)	$18.46	4.63	$1,842	1.00	.80	160
July 31, 2014	16.71	.15	.95	1.10	(.07)	(.07)	17.74	6.62	1,587	1.00	.89	75
July 31, 2013	15.65	.06	1.23	1.29	(.23)	(.23)	16.71	8.30	1,047	1.00	.35	89
July 31, 2012	15.95	.18	.13	.31	(.61)	(.61)	15.65	2.19	856	1.00	1.15	39
July 31, 2011	14.99	.33	1.07	1.40	(.44)	(.44)	15.95	9.43	733	1.00	2.08	55

Class M
July 31, 2015	$18.05	.19	.70	.89	(.12)	(.12)	$18.82	4.93	$180.75		1.02	160
July 31, 2014	16.99	.20	.96	1.16	(.10)	(.10)	18.05	6.81	154.75		1.12	75
July 31, 2013	15.88	.10	1.26	1.36	(.25)	(.25)	16.99	8.62	140.75		.59	89
July 31, 2012	16.14	.24	.11	.35	(.61)	(.61)	15.88	2.40	133.75		1.54	39
July 31, 2011	15.16	.46	1.00	1.46	(.48)	(.48)	16.14	9.74	213.75		2.91	55

Class R
July 31, 2015	$17.69	.23	.68	.91	(.16)	(.16)	$18.44	5.17	$5,716.50		1.29	160
July 31, 2014	16.67	.23	.95	1.18	(.16)	(.16)	17.69	7.09	5,348.50		1.35	75
July 31, 2013	15.60	.14	1.23	1.37	(.30)	(.30)	16.67	8.86	4,587.50		.84	89
July 31, 2012	15.89	.26	.13	.39	(.68)	(.68)	15.60	2.71	3,030.50		1.72	39
July 31, 2011	14.98	.48	1.01	1.49	(.58)	(.58)	15.89	10.04	3,172.50		3.06	55

Class Y
July 31, 2015	$20.49	.37	.80	1.17	(.25)	(.25)	$21.41	5.72	$5,325	—	1.75	160
July 31, 2014	19.26	.44	1.02	1.46	(.23)	(.23)	20.49	7.60	5,125	—	2.20	75
July 31, 2013	17.97	.24	1.43	1.67	(.38)	(.38)	19.26	9.41	7,104	—	1.27	89
July 31, 2012	18.19	.40	.13	.53	(.75)	(.75)	17.97	3.22	3,500	—	2.27	39
July 31, 2011	17.01	.61	1.18	1.79	(.61)	(.61)	18.19	10.60	10,446	—	3.42	55

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

78 RetirementReady® Funds	RetirementReady® Funds	79

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2015	$18.00	.31	.38	.69	(.24)	(.24)	$18.45	3.85	$37,006.25		1.68	141
July 31, 2014	17.21	.32	.66	.98	(.19)	(.19)	18.00	5.73	19,711.25		1.79	87
July 31, 2013	16.51	.19	.84	1.03	(.33)	(.33)	17.21	6.31	16,660.25		1.14	80
July 31, 2012	16.93	.29	.10	.39	(.81)	(.81)	16.51	2.57	20,617.25		1.79	40
July 31, 2011	16.22	.51	.79	1.30	(.59)	(.59)	16.93	8.09	29,768.25		3.06	55

Class B
July 31, 2015	$17.40	.17	.37	.54	(.10)	(.10)	$17.84	3.13	$777	1.00	.96	141
July 31, 2014	16.69	.19	.63	.82	(.11)	(.11)	17.40	4.93	786	1.00	1.13	87
July 31, 2013	16.00	.05	.84	.89	(.20)	(.20)	16.69	5.58	745	1.00	.28	80
July 31, 2012	16.45	.19	.07	.26	(.71)	(.71)	16.00	1.82	458	1.00	1.18	40
July 31, 2011	15.78	.37	.77	1.14	(.47)	(.47)	16.45	7.27	485	1.00	2.27	55

Class C
July 31, 2015	$17.42	.15	.38	.53	(.10)	(.10)	$17.85	3.07	$741	1.00	.86	141
July 31, 2014	16.69	.17	.65	.82	(.09)	(.09)	17.42	4.94	689	1.00	.98	87
July 31, 2013	15.99	.05	.83	.88	(.18)	(.18)	16.69	5.53	383	1.00	.32	80
July 31, 2012	16.44	.21	.05	.26	(.71)	(.71)	15.99	1.81	439	1.00	1.35	40
July 31, 2011	15.75	.37	.77	1.14	(.45)	(.45)	16.44	7.29	668	1.00	2.28	55

Class M
July 31, 2015	$17.76	.20	.39	.59	(.14)	(.14)	$18.21	3.33	$146.75		1.11	141
July 31, 2014	16.98	.23	.65	.88	(.10)	(.10)	17.76	5.21	150.75		1.30	87
July 31, 2013	16.29	.10	.84	.94	(.25)	(.25)	16.98	5.80	145.75		.61	80
July 31, 2012	16.63	.20	.11	.31	(.65)	(.65)	16.29	2.06	145.75		1.27	40
July 31, 2011	15.96	.41	.78	1.19	(.52)	(.52)	16.63	7.53	329.75		2.51	55

Class R
July 31, 2015	$17.37	.25	.37	.62	(.19)	(.19)	$17.80	3.57	$3,328.50		1.39	141
July 31, 2014	16.62	.27	.64	.91	(.16)	(.16)	17.37	5.49	2,906.50		1.61	87
July 31, 2013	15.95	.15	.81	.96	(.29)	(.29)	16.62	6.09	2,778.50		.89	80
July 31, 2012	16.40	.25	.09	.34	(.79)	(.79)	15.95	2.32	2,604.50		1.61	40
July 31, 2011	15.77	.46	.76	1.22	(.59)	(.59)	16.40	7.80	2,822.50		2.82	55

Class Y
July 31, 2015	$18.05	.36	.38	.74	(.28)	(.28)	$18.51	4.10	$5,419	—	1.94	141
July 31, 2014	17.26	.41	.62	1.03	(.24)	(.24)	18.05	5.99	4,616	—	2.34	87
July 31, 2013	16.55	.20	.88	1.08	(.37)	(.37)	17.26	6.63	4,377	—	1.18	80
July 31, 2012	16.99	.35	.08	.43	(.87)	(.87)	16.55	2.84	1,740	—	2.14	40
July 31, 2011	16.29	.55	.79	1.34	(.64)	(.64)	16.99	8.32	6,108	—	3.27	55

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 RetirementReady® Funds	RetirementReady® Funds	81

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2015	$17.49	.30	.31	.61	(.41)	(.41)	$17.69	3.52	$17,655.25		1.71	39
July 31, 2014	16.98	.33	.52	.85	(.34)	(.34)	17.49	5.04	15,527.25		1.90	98
July 31, 2013	16.39	.19	.58	.77	(.18)	(.18)	16.98	4.74	14,681.25		1.14	138
July 31, 2012	16.30	.28	.09	.37	(.28)	(.28)	16.39	2.35	18,008.25		1.78	40
July 31, 2011	15.87	.51	.39	.90	(.47)	(.47)	16.30	5.71	21,075.25		3.16	38

Class B
July 31, 2015	$17.32	.15	.31	.46	(.33)	(.33)	$17.45	2.68	$368	1.00	.88	39
July 31, 2014	16.86	.17	.55	.72	(.26)	(.26)	17.32	4.32	274	1.00	1.01	98
July 31, 2013	16.34	.06	.58	.64	(.12)	(.12)	16.86	3.92	172	1.00	.35	138
July 31, 2012	16.30	.17	.08	.25	(.21)	(.21)	16.34	1.59	187	1.00	1.05	40
July 31, 2011	15.90	.39	.38	.77	(.37)	(.37)	16.30	4.88	206	1.00	2.43	38

Class C
July 31, 2015	$17.36	.17	.29	.46	(.33)	(.33)	$17.49	2.68	$814	1.00	.98	39
July 31, 2014	16.91	.20	.51	.71	(.26)	(.26)	17.36	4.25	710	1.00	1.16	98
July 31, 2013	16.38	.05	.60	.65	(.12)	(.12)	16.91	3.98	676	1.00	.28	138
July 31, 2012	16.34	.15	.10	.25	(.21)	(.21)	16.38	1.58	536	1.00	.95	40
July 31, 2011	15.93	.41	.37	.78	(.37)	(.37)	16.34	4.92	496	1.00	2.50	38

Class M
July 31, 2015	$17.54	.25	.30	.55	(.36)	(.36)	$17.73	3.18	$396.50		1.42	39
July 31, 2014	17.02	.31	.50	.81	(.29)	(.29)	17.54	4.82	332.50		1.77	98
July 31, 2013	16.43	.14	.59	.73	(.14)	(.14)	17.02	4.47	313.50		.86	138
July 31, 2012	16.34	.24	.09	.33	(.24)	(.24)	16.43	2.10	317.50		1.52	40
July 31, 2011	15.91	.38	.44	.82	(.39)	(.39)	16.34	5.19	328.72		2.36	38

Class R
July 31, 2015	$17.48	.24	.33	.57	(.37)	(.37)	$17.68	3.26	$854.50		1.34	39
July 31, 2014	16.97	.30	.51	.81	(.30)	(.30)	17.48	4.78	1,069.50		1.75	98
July 31, 2013	16.38	.15	.58	.73	(.14)	(.14)	16.97	4.47	1,002.50		.92	138
July 31, 2012	16.30	.25	.07	.32	(.24)	(.24)	16.38	2.05	1,222.50		1.55	40
July 31, 2011	15.87	.52	.34	.86	(.43)	(.43)	16.30	5.46	1,400.50		3.22	38

Class Y
July 31, 2015	$17.55	.34	.32	.66	(.46)	(.46)	$17.75	3.78	$1,460	—	1.90	39
July 31, 2014	17.04	.68 f	.21	.89	(.38)	(.38)	17.55	5.28	1,203	—	3.96 f	98
July 31, 2013	16.44	.16	.66	.82	(.22)	(.22)	17.04	5.04	7,232	—	.93	138
July 31, 2012	16.35	.34	.07	.41	(.32)	(.32)	16.44	2.60	992	—	2.14	40
July 31, 2011	15.92	.52	.41	.93	(.50)	(.50)	16.35	5.95	5,542	—	3.20	38

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

82 RetirementReady® Funds	RetirementReady® Funds 83

Financial highlights (Continued)

* Not annualized.

† For the period November 30, 2010 (commencement of operations) to July 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
Putnam RetirementReady 2055 Fund	2.09%	3.14%	0.28%	7.30%	23.04%

Putnam RetirementReady 2050 Fund	0.46	0.45	0.13	0.15	0.22

Putnam RetirementReady 2045 Fund	0.36	0.45	0.12	0.12	0.18

Putnam RetirementReady 2040 Fund	0.23	0.35	0.12	0.12	0.17

Putnam RetirementReady 2035 Fund	0.22	0.27	0.11	0.11	0.08

Putnam RetirementReady 2030 Fund	0.17	0.23	0.11	0.11	0.08

Putnam RetirementReady 2025 Fund	0.20	0.23	0.11	0.10	0.08

Putnam RetirementReady 2020 Fund	0.18	0.25	0.11	0.10	0.08

Putnam RetirementReady 2015 Fund	0.41	0.32	0.11	0.11	0.07

Putnam Retirement Income Fund Lifestyle 1	0.55	0.37	0.12	0.12	0.07

e Amount represents less than $0.01 per share.

f The net investment income and per share amount shown for the period ending July 31, 2014, may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

84 RetirementReady® Funds

Notes to financial statements 7/31/15

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2014 through July 31, 2015.

Each of the Putnam RetirementReady® Funds: Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2015. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. Each fund may invest in the following diversified funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Money Market Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

RetirementReady® Funds 85

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

86 RetirementReady® Funds

At July 31, 2015, the following funds had capital loss carryovers in the following amounts available to the extent allowed by the Code to offset future net capital gain, if any, which will expire on the following dates:

Loss carryover

	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2050 Fund	$644,661	N/A	$644,661	July 31, 2018

Putnam RetirementReady 2045 Fund	4,442,521	N/A	4,442,521	July 31, 2018

Putnam RetirementReady 2040 Fund	4,045,570	N/A	4,045,570	July 31, 2018

Putnam RetirementReady 2035 Fund	9,126,905	N/A	9,126,905	July 31, 2018

Putnam RetirementReady 2030 Fund	12,005,355	N/A	12,005,355	July 31, 2018

Putnam RetirementReady 2025 Fund	18,970,572	N/A	18,970,572	July 31, 2018

Putnam RetirementReady 2020 Fund	23,735,497	N/A	23,735,497	July 31, 2018

Putnam RetirementReady 2015 Fund	22,816,533	N/A	22,816,533	July 31, 2018

Putnam Retirement Income Fund	1,961,305	N/A	1,961,305	July 31, 2017
Lifestyle 1	3,966,628	N/A	3,966,628	July 31, 2018

Under the Regulated Investment Company Modernization Act of 2010, the fund, as applicable, will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except the Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period

Putnam RetirementReady 2055 Fund	losses on wash sale transactions, tax equalization, redesignation of taxable income, Reclass of Short Term Capital Gain
Distributions from Underlying Putnam Funds

Putnam RetirementReady 2050 Fund	losses on wash sale transactions, Reclass of Short Term Capital
Gain Distributions from Underlying Putnam Funds

Putnam RetirementReady 2045 Fund	losses on wash sale transactions, Reclass of Short Term Capital
Gain Distributions from Underlying Putnam Funds

Putnam RetirementReady 2040 Fund	losses on wash sale transactions, Reclass of Short Term Capital
Gain Distributions from Underlying Putnam Funds

Putnam RetirementReady 2035 Fund	losses on wash sale transactions, Reclass of Short Term Capital
Gain Distributions from Underlying Putnam Funds

Putnam RetirementReady 2030 Fund	losses on wash sale transactions, Reclass of Short Term Capital
Gain Distributions from Underlying Putnam Funds

Putnam RetirementReady 2025 Fund	losses on wash sale transactions, Reclass of Short Term Capital
Gain Distributions from Underlying Putnam Funds

Putnam RetirementReady 2020 Fund	losses on wash sale transactions, Reclass of Short Term Capital
Gain Distributions from Underlying Putnam Funds

Putnam RetirementReady 2015 Fund	losses on wash sale transactions, Reclass of Short Term
Capital Gain Distributions from Underlying Putnam Funds,
Non-Deductable merger expense

Putnam Retirement Income Fund Lifestyle 1	losses on wash sale transactions, Reclass of Short Term
Capital Gain Distributions from Underlying Putnam Funds,
Non-Deductable Expenses

RetirementReady® Funds 87

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund’s reclassified the following amounts:

		Accumulated net
		realized gain/(loss)
	Undistributed net	on investment
	investment income	transactions	Paid-in-capital

Putnam RetirementReady 2055 Fund	$108,426	$(114,426)	$6,000

Putnam RetirementReady 2050 Fund	563,854	(563,854)	—

Putnam RetirementReady 2045 Fund	714,209	(714,209)	—

Putnam RetirementReady 2040 Fund	1,061,470	(1,061,470)	—

Putnam RetirementReady 2035 Fund	877,039	(877,039)	—

Putnam RetirementReady 2030 Fund	626,793	(626,793)	—

Putnam RetirementReady 2025 Fund	114,728	(114,728)	—

Putnam RetirementReady 2020 Fund	191,077	(191,077)	—

Putnam RetirementReady 2015 Fund	283,415	(227,080)	(56,335)

Putnam Retirement Income Fund	163,300	(136,635)	(26,665)
Lifestyle 1

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Undistributed ordinary income	Undistributed short-term gain	Undistributed long-term gain	Capital loss carryover	Cost for federal income tax purposes

Putnam RetirementReady 2055 Fund

$15,369	$(298,151)	$(282,782)	$—	$90,965	$305,570	$—	$5,604,158

Putnam RetirementReady 2050 Fund

156,591	(1,394,505)	(1,237,914)	4,820	—	—	(644,661)	27,601,569

Putnam RetirementReady 2045 Fund

434,935	(1,512,096)	(1,077,161)	236,815	—	—	(4,442,521)	32,324,424

Putnam RetirementReady 2040 Fund

286,610	(2,799,941)	(2,513,331)	207,525	—	—	(4,045,570)	67,679,444

Putnam RetirementReady 2035 Fund

702,723	(1,402,347)	(699,624)	592,332	—	—	(9,126,905)	58,161,107

Putnam RetirementReady 2030 Fund

488,310	(1,815,155)	(1,326,845)	788,230	—	—	(12,005,355)	98,242,957

Putnam RetirementReady 2025 Fund

340,160	(371,604)	(31,444)	867,440	—	—	(18,970,572)	62,559,424

Putnam RetirementReady 2020 Fund

383,829	(1,145,914)	(762,085)	1,038,389	—	—	(23,735,497)	86,257,821

Putnam RetirementReady 2015 Fund

214,760	(963,883)	(749,123)	895,187	—	—	(22,816,533)	48,177,057

Putnam Retirement Income Fund Lifestyle 1

95,234	(401,895)	(306,661)	30,331	—	—	(5,927,933)	21,860,060

88 RetirementReady® Funds

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2016 to reimburse each fund for other expenses (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed by
the Manager

Putnam RetirementReady 2055 Fund	$75,490

Putnam RetirementReady 2050 Fund	85,552

Putnam RetirementReady 2045 Fund	87,952

Putnam RetirementReady 2040 Fund	98,961

Putnam RetirementReady 2035 Fund	100,510

Putnam RetirementReady 2030 Fund	112,435

Putnam RetirementReady 2025 Fund	106,309

Putnam RetirementReady 2020 Fund	110,370

Putnam RetirementReady 2015 Fund	151,853

Putnam Retirement Income Fund Lifestyle 1	117,102

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1) and 0.50% of the average net assets attributable to class A,

RetirementReady® Funds 89

class B, class C, class M, and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Total

Putnam RetirementReady 2055 Fund	$3,484	$746	$4,560	$255	$1,297	$10,342

Putnam RetirementReady 2050 Fund	24,377	3,139	4,849	525	14,766	47,656

Putnam RetirementReady 2045 Fund	35,843	3,017	5,486	1,088	15,693	61,127

Putnam RetirementReady 2040 Fund	73,908	6,809	7,154	740	21,737	110,348

Putnam RetirementReady 2035 Fund	65,517	11,442	9,247	2,875	22,581	111,662

Putnam RetirementReady 2030 Fund	108,842	12,534	12,196	1,758	38,884	174,214

Putnam RetirementReady 2025 Fund	83,588	10,754	14,025	1,542	31,039	140,948

Putnam RetirementReady 2020 Fund	118,619	12,607	17,997	1,280	28,323	178,826

Putnam RetirementReady 2015 Fund	67,046	7,983	6,943	1,212	15,899	99,083

Putnam Retirement Income Fund	43,651	3,230	7,912	1,806	4,841	61,440
Lifestyle 1

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
	commissions	commissions	CDSC	CDSC

Putnam RetirementReady 2055 Fund	$1,567	$19	$334	$102

Putnam RetirementReady 2050 Fund	6,854	228	26	65

Putnam RetirementReady 2045 Fund	7,153	124	298	107

Putnam RetirementReady 2040 Fund	5,302	167	265	61

Putnam RetirementReady 2035 Fund	14,809	735	880	132

Putnam RetirementReady 2030 Fund	10,261	151	178	15

Putnam RetirementReady 2025 Fund	7,189	58	—	21

Putnam RetirementReady 2020 Fund	5,675	309	4,771	33

Putnam RetirementReady 2015 Fund	2,791	—	1,942	477

Putnam Retirement Income Fund Lifestyle 1	4,098	—	117	24

A deferred sales charge of up to 1.00% and 0.65% (0.40% for Putnam Retirement Income Fund Lifestyle 1) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A and class M redemptions:

	Class A CDSC	Class M CDSC

Putnam RetirementReady 2055 Fund	$—	$—

Putnam RetirementReady 2050 Fund	123	—

Putnam RetirementReady 2045 Fund	—	—

Putnam RetirementReady 2040 Fund	20	—

Putnam RetirementReady 2035 Fund	—	—

Putnam RetirementReady 2030 Fund	—	—

Putnam RetirementReady 2025 Fund	—	—

Putnam RetirementReady 2020 Fund	—	—

Putnam RetirementReady 2015 Fund	—	—

Putnam Retirement Income Fund Lifestyle 1	—	—

90 RetirementReady® Funds

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales

Putnam RetirementReady 2055 Fund	$12,145,758	$8,987,242

Putnam RetirementReady 2050 Fund	44,536,873	29,491,629

Putnam RetirementReady 2045 Fund	42,405,347	28,576,910

Putnam RetirementReady 2040 Fund	130,729,481	88,865,877

Putnam RetirementReady 2035 Fund	69,165,987	45,767,220

Putnam RetirementReady 2030 Fund	158,262,665	105,533,143

Putnam RetirementReady 2025 Fund	55,294,626	38,410,694

Putnam RetirementReady 2020 Fund	144,747,297	98,093,248

Putnam RetirementReady 2015 Fund	71,496,029	52,315,472

Putnam Retirement Income Fund Lifestyle 1	11,108,299	8,338,908

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2055 Fund

	Year ended 7/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	307,595	$3,601,576	48,070	$570,732

Shares issued in connection with
reinvestment of distributions	11,505	127,711	6,016	69,420

	319,100	3,729,287	54,086	640,152

Shares repurchased	(138,255)	(1,617,138)	(50,640)	(597,481)

Net increase	180,845	$2,112,149	3,446	$42,671

	Year ended 7/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	2,337	$27,553	1,834	$21,836

Shares issued in connection with
reinvestment of distributions	761	8,412	336	3,871

	3,098	35,965	2,170	25,707

Shares repurchased	(659)	(7,623)	(14)	(166)

Net increase	2,439	$28,342	2,156	$25,541

	Year ended 7/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	12,817	$147,911	27,963	$327,331

Shares issued in connection with
reinvestment of distributions	4,626	50,568	1,080	12,323

	17,443	198,479	29,043	339,654

Shares repurchased	(2,668)	(30,864)	(2,359)	(28,661)

Net increase	14,775	$167,615	26,684	$310,993

RetirementReady® Funds 91

	Year ended 7/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	2,779	$31,787	602	$7,171

Shares issued in connection with
reinvestment of distributions	339	3,766	290	3,348

	3,118	35,553	892	10,519

Shares repurchased	(92)	(1,064)	(885)	(10,825)

Net increase (decrease)	3,026	$34,489	7	$(306)

	Year ended 7/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	15,906	$186,496	19,727	$236,803

Shares issued in connection with
reinvestment of distributions	1,925	21,287	764	8,801

	17,831	207,783	20,491	245,604

Shares repurchased	(19,436)	(240,439)	(1,437)	(17,229)

Net increase (decrease)	(1,605)	$(32,656)	19,054	$228,375

	Year ended 7/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	92,698	$1,093,705	73,095	$878,805

Shares issued in connection with
reinvestment of distributions	13,330	148,493	8,441	97,661

	106,028	1,242,198	81,536	976,466

Shares repurchased	(41,595)	(497,287)	(46,982)	(553,604)

Net increase	64,433	$744,911	34,554	$422,862

Putnam RetirementReady 2050 Fund

	Year ended 7/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	908,145	$15,934,845	115,359	$1,890,549

Shares issued in connection with
reinvestment of distributions	23,633	400,342	7,021	114,585

	931,778	16,335,187	122,380	2,005,134

Shares repurchased	(248,045)	(4,354,553)	(133,516)	(2,207,505)

Net increase (decrease)	683,733	$11,980,634	(11,136)	$(202,371)

	Year ended 7/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	3,485	$60,469	6,365	$102,033

Shares issued in connection with
reinvestment of distributions	790	13,255	310	5,022

	4,275	73,724	6,675	107,055

Shares repurchased	(2,074)	(35,860)	(2,818)	(47,347)

Net increase	2,201	$37,864	3,857	$59,708

92 RetirementReady® Funds

	Year ended 7/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	11,194	$192,386	12,848	$202,193

Shares issued in connection with
reinvestment of distributions	1,206	20,058	415	6,669

	12,400	212,444	13,263	208,862

Shares repurchased	(3,766)	(64,529)	(2,678)	(42,771)

Net increase	8,634	$147,915	10,585	$166,091

	Year ended 7/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	2,089	$37,008	1,134	$18,946

Shares issued in connection with
reinvestment of distributions	173	2,959	44	725

	2,262	39,967	1,178	19,671

Shares repurchased	(428)	(7,594)	(144)	(2,190)

Net increase	1,834	$32,373	1,034	$17,481

	Year ended 7/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	56,748	$973,136	69,620	$1,110,641

Shares issued in connection with
reinvestment of distributions	8,323	138,918	3,195	51,405

	65,071	1,112,054	72,815	1,162,046

Shares repurchased	(40,336)	(697,658)	(61,611)	(985,248)

Net increase	24,735	$414,396	11,204	$176,798

	Year ended 7/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	97,691	$1,707,536	85,438	$1,408,038

Shares issued in connection with
reinvestment of distributions	13,785	234,206	7,096	116,083

	111,476	1,941,742	92,534	1,524,121

Shares repurchased	(58,806)	(1,036,963)	(91,199)	(1,486,709)

Net increase	52,670	$904,779	1,335	$37,412

Putnam RetirementReady 2045 Fund

	Year ended 7/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	772,358	$14,969,919	254,369	$4,636,464

Shares issued in connection with
reinvestment of distributions	33,620	631,055	5,882	106,647

	805,978	15,600,974	260,251	4,743,111

Shares repurchased	(278,014)	(5,386,917)	(182,742)	(3,363,331)

Net increase	527,964	$10,214,057	77,509	$1,379,780

RetirementReady® Funds 93

	Year ended 7/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	8,554	$153,793	2,998	$48,113

Shares issued in connection with
reinvestment of distributions	762	13,122	144	2,407

	9,316	166,915	3,142	50,520

Shares repurchased	(1,659)	(29,290)	(2,248)	(37,642)

Net increase	7,657	$137,625	894	$12,878

	Year ended 7/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	26,637	$477,479	9,048	$154,163

Shares issued in connection with
reinvestment of distributions	1,379	23,808	162	2,720

	28,016	501,287	9,210	156,883

Shares repurchased	(2,890)	(51,290)	(2,092)	(35,296)

Net increase	25,126	$449,997	7,118	$121,587

	Year ended 7/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	1,393	$25,982	5,698	$102,282

Shares issued in connection with
reinvestment of distributions	346	6,319	13	225

	1,739	32,301	5,711	102,507

Shares repurchased	(208)	(3,987)	(38)	(632)

Net increase	1,531	$28,314	5,673	$101,875

	Year ended 7/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	53,331	$1,060,213	51,786	$951,083

Shares issued in connection with
reinvestment of distributions	7,378	141,723	1,643	30,451

	60,709	1,201,936	53,429	981,534

Shares repurchased	(46,642)	(926,291)	(44,889)	(818,185)

Net increase	14,067	$275,645	8,540	$163,349

	Year ended 7/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	70,679	$1,618,027	92,544	$1,984,540

Shares issued in connection with
reinvestment of distributions	11,612	259,055	3,504	74,839

	82,291	1,877,082	96,048	2,059,379

Shares repurchased	(50,054)	(1,147,561)	(97,169)	(2,060,397)

Net increase (decrease)	32,237	$729,521	(1,121)	$(1,018)

94 RetirementReady® Funds

Putnam RetirementReady 2040 Fund

	Year ended 7/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	2,481,191	$52,265,636	274,441	$5,411,265

Shares issued in connection with
reinvestment of distributions	58,070	1,186,362	8,233	162,434

	2,539,261	53,451,998	282,674	5,573,699

Shares repurchased	(809,148)	(17,076,754)	(238,769)	(4,736,107)

Net increase	1,730,113	$36,375,244	43,905	$837,592

	Year ended 7/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	2,851	$55,808	11,174	$199,387

Shares issued in connection with
reinvestment of distributions	1,379	26,210	348	6,386

	4,230	82,018	11,522	205,773

Shares repurchased	(7,137)	(138,613)	(15,553)	(285,045)

Net decrease	(2,907)	$(56,595)	(4,031)	$(79,272)

	Year ended 7/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	11,334	$217,631	19,939	$359,912

Shares issued in connection with
reinvestment of distributions	1,566	29,371	275	5,015

	12,900	247,002	20,214	364,927

Shares repurchased	(5,080)	(96,625)	(3,116)	(56,476)

Net increase	7,820	$150,377	17,098	$308,451

	Year ended 7/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	1,439	$28,170	1,148	$21,547

Shares issued in connection with
reinvestment of distributions	224	4,329	36	680

	1,663	32,499	1,184	22,227

Shares repurchased	(30)	(607)	(20)	(379)

Net increase	1,633	$31,892	1,164	$21,848

	Year ended 7/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	56,023	$1,207,933	54,542	$1,095,251

Shares issued in connection with
reinvestment of distributions	8,555	179,389	2,035	41,141

	64,578	1,387,322	56,577	1,136,392

Shares repurchased	(33,331)	(717,114)	(50,220)	(1,006,257)

Net increase	31,247	$670,208	6,357	$130,135

RetirementReady® Funds 95

	Year ended 7/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	102,686	$2,509,967	112,430	$2,596,297

Shares issued in connection with
reinvestment of distributions	13,519	321,886	4,215	96,178

	116,205	2,831,853	116,645	2,692,475

Shares repurchased	(51,600)	(1,252,681)	(105,387)	(2,398,919)

Net increase	64,605	$1,579,172	11,258	$293,556

Putnam RetirementReady 2035 Fund

	Year ended 7/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	1,193,571	$25,464,461	316,066	$6,309,197

Shares issued in connection with
reinvestment of distributions	40,471	840,175	6,298	125,451

	1,234,042	26,304,636	322,364	6,434,648

Shares repurchased	(368,116)	(7,882,687)	(213,316)	(4,278,224)

Net increase	865,926	$18,421,949	109,048	$2,156,424

	Year ended 7/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	11,171	$220,314	13,196	$236,803

Shares issued in connection with
reinvestment of distributions	1,925	36,926	170	3,132

	13,096	257,240	13,366	239,935

Shares repurchased	(6,419)	(125,318)	(8,070)	(146,786)

Net increase	6,677	$131,922	5,296	$93,149

	Year ended 7/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	26,400	$518,024	12,545	$234,073

Shares issued in connection with
reinvestment of distributions	1,570	30,073	81	1,492

	27,970	548,097	12,626	235,565

Shares repurchased	(4,286)	(84,034)	(5,594)	(103,736)

Net increase	23,684	$464,063	7,032	$131,829

	Year ended 7/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	7,900	$158,443	3,122	$58,909

Shares issued in connection with
reinvestment of distributions	482	9,658	80	1,541

	8,382	168,101	3,202	60,450

Shares repurchased	(1,188)	(24,225)	(2,031)	(38,545)

Net increase	7,194	$143,876	1,171	$21,905

96 RetirementReady® Funds

	Year ended 7/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	54,505	$1,111,566	59,135	$1,125,321

Shares issued in connection with
reinvestment of distributions	7,526	150,148	1,415	27,124

	62,031	1,261,714	60,550	1,152,445

Shares repurchased	(55,018)	(1,115,205)	(68,630)	(1,312,290)

Net increase (decrease)	7,013	$146,509	(8,080)	$(159,845)

	Year ended 7/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	106,558	$2,622,427	150,960	$3,477,250

Shares issued in connection with
reinvestment of distributions	15,615	375,537	4,546	104,339

	122,173	2,997,964	155,506	3,581,589

Shares repurchased	(81,922)	(2,035,956)	(178,522)	(4,095,651)

Net increase (decrease)	40,251	$962,008	(23,016)	$(514,062)

Putnam RetirementReady 2030 Fund

	Year ended 7/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	3,023,721	$63,821,140	401,703	$7,857,155

Shares issued in connection with
reinvestment of distributions	41,725	863,299	8,554	168,254

	3,065,446	64,684,439	410,257	8,025,409

Shares repurchased	(819,965)	(17,332,339)	(272,517)	(5,405,531)

Net increase	2,245,481	$47,352,100	137,740	$2,619,878

	Year ended 7/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	9,710	$195,525	8,628	$161,130

Shares issued in connection with
reinvestment of distributions	940	18,560	71	1,336

	10,650	214,085	8,699	162,466

Shares repurchased	(9,038)	(180,775)	(13,755)	(259,339)

Net increase (decrease)	1,612	$33,310	(5,056)	$(96,873)

	Year ended 7/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	23,260	$465,475	15,277	$285,495

Shares issued in connection with
reinvestment of distributions	1,116	22,003	93	1,748

	24,376	487,478	15,370	287,243

Shares repurchased	(14,427)	(291,083)	(2,646)	(48,050)

Net increase	9,949	$196,395	12,724	$239,193

RetirementReady® Funds 97

	Year ended 7/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	1,671	$33,978	5,758	$109,042

Shares issued in connection with
reinvestment of distributions	196	3,952	67	1,280

	1,867	37,930	5,825	110,322

Shares repurchased	(1,150)	(23,475)	(199)	(3,924)

Net increase	717	$14,455	5,626	$106,398

	Year ended 7/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	77,851	$1,549,415	105,458	$1,970,998

Shares issued in connection with
reinvestment of distributions	8,179	160,399	2,322	43,323

	86,030	1,709,814	107,780	2,014,321

Shares repurchased	(48,022)	(946,684)	(80,641)	(1,512,162)

Net increase	38,008	$763,130	27,139	$502,159

	Year ended 7/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	114,672	$2,737,637	121,411	$2,691,465

Shares issued in connection with
reinvestment of distributions	11,634	273,623	5,145	114,691

	126,306	3,011,260	126,556	2,806,156

Shares repurchased	(90,116)	(2,150,679)	(229,641)	(5,080,067)

Net increase (decrease)	36,190	$860,581	(103,085)	$(2,273,911)

Putnam RetirementReady 2025 Fund

	Year ended 7/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	907,524	$19,436,389	373,890	$7,500,919

Shares issued in connection with
reinvestment of distributions	19,369	409,267	11,707	234,031

	926,893	19,845,656	385,597	7,734,950

Shares repurchased	(390,652)	(8,359,438)	(294,651)	(5,919,902)

Net increase	536,241	$11,486,218	90,946	$1,815,048

	Year ended 7/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	11,362	$224,762	10,569	$198,282

Shares issued in connection with
reinvestment of distributions	343	6,797	143	2,685

	11,705	231,559	10,712	200,967

Shares repurchased	(7,032)	(140,317)	(15,099)	(285,453)

Net increase (decrease)	4,673	$91,242	(4,387)	$(84,486)

98 RetirementReady® Funds

	Year ended 7/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	16,033	$320,195	24,981	$467,325

Shares issued in connection with
reinvestment of distributions	454	8,980	246	4,620

	16,487	329,175	25,227	471,945

Shares repurchased	(5,419)	(108,905)	(5,836)	(109,590)

Net increase	11,068	$220,270	19,391	$362,355

	Year ended 7/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	1,426	$28,186	609	$11,587

Shares issued in connection with
reinvestment of distributions	90	1,811	37	709

	1,516	29,997	646	12,296

Shares repurchased	(1,166)	(23,581)	(3,503)	(65,887)

Net increase (decrease)	350	$6,416	(2,857)	$(53,591)

	Year ended 7/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	87,350	$1,733,925	67,911	$1,264,749

Shares issued in connection with
reinvestment of distributions	3,350	66,193	2,216	41,459

	90,700	1,800,118	70,127	1,306,208

Shares repurchased	(36,428)	(723,605)	(50,708)	(954,502)

Net increase	54,272	$1,076,513	19,419	$351,706

	Year ended 7/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	134,885	$2,882,688	127,203	$2,566,185

Shares issued in connection with
reinvestment of distributions	7,825	165,893	7,443	149,225

	142,710	3,048,581	134,646	2,715,410

Shares repurchased	(62,599)	(1,354,623)	(292,129)	(5,850,736)

Net increase (decrease)	80,111	$1,693,958	(157,483)	$(3,135,326)

Putnam RetirementReady 2020 Fund

	Year ended 7/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	3,362,783	$63,753,552	414,129	$7,444,638

Shares issued in connection with
reinvestment of distributions	26,064	488,965	13,405	239,822

	3,388,847	64,242,517	427,534	7,684,460

Shares repurchased	(1,048,995)	(19,930,141)	(353,795)	(6,386,732)

Net increase	2,339,852	$44,312,376	73,739	$1,297,728

RetirementReady® Funds 99

	Year ended 7/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	6,374	$116,294	17,218	$297,941

Shares issued in connection with
reinvestment of distributions	203	3,670	313	5,411

	6,577	119,964	17,531	303,352

Shares repurchased	(23,803)	(432,823)	(13,637)	(238,105)

Net increase (decrease)	(17,226)	$(312,859)	3,894	$65,247

	Year ended 7/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	31,862	$581,505	38,066	$660,948

Shares issued in connection with
reinvestment of distributions	551	9,986	291	5,032

	32,413	591,491	38,357	665,980

Shares repurchased	(22,140)	(406,597)	(11,530)	(200,544)

Net increase	10,273	$184,894	26,827	$465,436

	Year ended 7/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	1,292	$23,850	760	$13,172

Shares issued in connection with
reinvestment of distributions	57	1,061	45	798

	1,349	24,911	805	13,970

Shares repurchased	(304)	(5,581)	(542)	(9,336)

Net increase	1,045	$19,330	263	$4,634

	Year ended 7/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	60,351	$1,095,849	57,987	$998,573

Shares issued in connection with
reinvestment of distributions	2,770	50,022	2,673	46,054

	63,121	1,145,871	60,660	1,044,627

Shares repurchased	(55,531)	(1,008,593)	(33,569)	(577,347)

Net increase	7,590	$137,278	27,091	$467,280

	Year ended 7/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	37,396	$791,561	78,649	$1,585,738

Shares issued in connection with
reinvestment of distributions	2,731	57,106	4,277	85,114

	40,127	848,667	82,926	1,670,852

Shares repurchased	(41,502)	(868,024)	(201,782)	(4,016,025)

Net decrease	(1,375)	$(19,357)	(118,856)	$(2,345,173)

100 RetirementReady® Funds

Putnam RetirementReady 2015 Fund

	Year ended 7/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	1,793,260	$32,912,794	435,875	$7,747,571

Shares issued in connection with
reinvestment of distributions	18,244	331,492	10,363	181,966

	1,811,504	33,244,286	446,238	7,929,537

Shares repurchased	(901,217)	(16,512,085)	(319,140)	(5,646,551)

Net increase	910,287	$16,732,201	127,098	$2,282,986

	Year ended 7/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	4,216	$74,486	6,043	$102,136

Shares issued in connection with
reinvestment of distributions	272	4,791	311	5,302

	4,488	79,277	6,354	107,438

Shares repurchased	(6,083)	(108,026)	(5,815)	(100,128)

Net increase (decrease)	(1,595)	$(28,749)	539	$7,310

	Year ended 7/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	9,309	$166,122	20,887	$357,884

Shares issued in connection with
reinvestment of distributions	202	3,570	155	2,638

	9,511	169,692	21,042	360,522

Shares repurchased	(7,607)	(134,257)	(4,442)	(75,688)

Net increase	1,904	$35,435	16,600	$284,834

	Year ended 7/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	1,967	$35,678	833	$14,657

Shares issued in connection with
reinvestment of distributions	65	1,171	49	854

	2,032	36,849	882	15,511

Shares repurchased	(2,421)	(43,913)	(981)	(17,345)

Net decrease	(389)	$(7,064)	(99)	$(1,834)

	Year ended 7/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	41,038	$724,722	46,217	$782,010

Shares issued in connection with
reinvestment of distributions	1,868	32,786	1,625	27,571

	42,906	757,508	47,842	809,581

Shares repurchased	(23,286)	(411,733)	(47,682)	(816,883)

Net increase (decrease)	19,620	$345,775	160	$(7,302)

RetirementReady® Funds 101

	Year ended 7/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	75,282	$1,366,681	171,171	$3,054,651

Shares issued in connection with
reinvestment of distributions	4,791	87,204	3,291	57,860

	80,073	1,453,885	174,462	3,112,511

Shares repurchased	(43,164)	(797,926)	(172,314)	(3,027,948)

Net increase	36,909	$655,959	2,148	$84,563

Putnam Retirement Income Fund Lifestyle 1

	Year ended 7/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	328,817	$5,779,605	295,675	$5,109,316

Shares issued in connection with
reinvestment of distributions	23,095	404,773	16,526	283,165

	351,912	6,184,378	312,201	5,392,481

Shares repurchased	(241,398)	(4,259,784)	(289,203)	(4,999,977)

Net increase	110,514	$1,924,594	22,998	$392,504

	Year ended 7/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	7,972	$138,864	7,446	$128,469

Shares issued in connection with
reinvestment of distributions	319	5,525	158	2,683

	8,291	144,389	7,604	131,152

Shares repurchased	(3,004)	(52,287)	(1,969)	(33,974)

Net increase	5,287	$92,102	5,635	$97,178

	Year ended 7/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	10,920	$191,283	4,946	$84,767

Shares issued in connection with
reinvestment of distributions	878	15,228	630	10,716

	11,798	206,511	5,576	95,483

Shares repurchased	(6,122)	(107,298)	(4,695)	(79,925)

Net increase	5,676	$99,213	881	$15,558

	Year ended 7/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	6,369	$112,375	2,330	$40,340

Shares issued in connection with
reinvestment of distributions	411	7,197	333	5,716

	6,780	119,572	2,663	46,056

Shares repurchased	(3,389)	(59,783)	(2,145)	(37,054)

Net increase	3,391	$59,789	518	$9,002

102 RetirementReady® Funds

	Year ended 7/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	12,641	$222,756	11,869	$204,880

Shares issued in connection with
reinvestment of distributions	1,054	18,453	1,068	18,271

	13,695	241,209	12,937	223,151

Shares repurchased	(26,531)	(468,941)	(10,789)	(185,909)

Net increase (decrease)	(12,836)	$(227,732)	2,148	$37,242

	Year ended 7/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	23,414	$415,389	85,854	$1,477,667

Shares issued in connection with
reinvestment of distributions	1,826	32,142	8,834	151,578

	25,240	447,531	94,688	1,629,245

Shares repurchased	(11,521)	(203,926)	(450,690)	(7,745,772)

Net increase (decrease)	13,719	$243,605	(356,002)	$(6,116,527)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of shares	Fair value at the end of
	Shares owned	outstanding	the reporting period

Putnam RetirementReady 2055 Fund
class B	1,410	20.01%	$16,215

Putnam RetirementReady 2055 Fund
class M	1,416	25.68	16,397

Putnam RetirementReady 2055 Fund
class R	1,438	6.56	16,609

Putnam RetirementReady 2050 Fund
class M	103	2.12	1,838

Putnam RetirementReady 2045 Fund
class Y	810	0.29	18,873

RetirementReady® Funds 103

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2055 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$14,278	$71,463	$54,038	$283	$—	$31,467

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	51,870	262,927	197,543	817	2,988	117,611

Putnam Absolute Return
700 Fund Class Y	175,966	896,566	673,700	4,030	10,365	403,037

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	1,712,193	8,913,384	6,573,793	34,634	352,441	3,895,552

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	374,300	1,933,662	1,433,582	10,823	57,503	849,600

Putnam Money Market
Fund Class A	10,938	67,756	54,586	—	—	24,109

Totals	$2,339,545	$12,145,758	$8,987,242	$50,587	$423,297	$5,321,376

104 RetirementReady® Funds

Putnam RetirementReady 2050 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$111,507	$439,255	$288,677	$2,450	$—	$260,012

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	269,987	949,426	638,599	4,236	15,494	582,896

Putnam Absolute Return
700 Fund Class Y	915,748	3,236,437	2,178,161	20,895	53,743	1,997,232

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	7,984,833	27,706,362	18,589,821	152,464	1,551,549	16,432,261

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	2,836,380	11,954,556	7,606,928	92,738	492,701	6,974,446

Putnam Money Market
Fund Class A	55,413	250,837	189,443	7	—	116,808

Totals	$12,173,868	$44,536,873	$29,491,629	$272,790	$2,113,487	$26,363,655

RetirementReady® Funds 105

Putnam RetirementReady 2045 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$301,160	$754,595	$495,592	$6,094	$—	$555,042

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	410,275	889,706	611,177	5,859	21,427	691,293

Putnam Absolute Return
700 Fund Class Y	1,391,798	3,030,774	2,085,278	28,905	74,347	2,368,679

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	9,028,580	19,019,983	13,349,311	151,406	1,540,780	14,042,927

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	7,290,201	18,460,139	11,839,133	207,796	1,103,981	13,451,150

Putnam Money Market
Fund Class A	84,441	250,150	196,419	105	—	138,172

Totals	$18,506,455	$42,405,347	$28,576,910	$400,165	$2,740,535	$31,247,263

106 RetirementReady® Funds

Putnam RetirementReady 2040 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$685,738	$3,865,470	$2,605,141	$17,249	$—	$1,931,564

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	679,393	4,025,237	2,677,104	14,006	51,225	2,032,492

Putnam Absolute Return
700 Fund Class Y	1,902,949	9,953,242	6,770,741	50,982	131,130	5,139,140

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	7,039,686	29,992,577	21,659,182	129,919	1,322,119	14,811,887

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	14,555,016	82,178,943	54,616,113	514,770	2,734,879	40,960,909

Putnam Money Market
Fund Class A	113,705	714,012	537,596	19	—	290,121

Totals	$24,976,487	$130,729,481	$88,865,877	$726,945	$4,239,353	$65,166,113

RetirementReady® Funds 107

Putnam RetirementReady 2035 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$898,011	$1,647,683	$1,114,118	$15,633	$—	$1,418,730

Putnam Absolute Return
300 Fund Class Y	252,857	668,422	390,954	13,570	—	512,175

Putnam Absolute Return
500 Fund Class Y	1,530,315	3,136,478	2,015,090	22,625	82,747	2,660,102

Putnam Absolute Return
700 Fund Class Y	3,364,265	6,757,636	4,384,447	71,184	183,089	5,812,133

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	2,054,356	5,863,449	3,441,101	56,735	153,335	4,545,148

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	2,506,864	2,648,185	2,999,175	22,548	229,462	2,071,584

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	24,011,015	46,590,951	30,225,188	608,951	3,235,254	39,048,243

Putnam Money Market
Fund Class A	737,332	1,853,183	1,197,147	107	—	1,393,368

Totals	$35,355,015	$69,165,987	$45,767,220	$811,353	$3,883,887	$57,461,483

108 RetirementReady® Funds

Putnam RetirementReady 2030 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,451,700	$5,268,587	$3,441,035	$30,199	$—	$3,253,687

Putnam Absolute Return
300 Fund Class Y	1,323,000	5,828,714	3,592,240	77,159	—	3,454,519

Putnam Absolute Return
500 Fund Class Y	2,472,144	8,993,422	5,832,757	40,510	148,158	5,653,517

Putnam Absolute Return
700 Fund Class Y	5,501,487	19,964,575	12,977,271	130,382	335,353	12,636,818

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	12,436,228	53,697,115	33,860,610	365,492	923,752	32,688,707

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	20,113,380	59,143,523	42,245,725	470,095	2,497,529	36,017,681

Putnam Money Market
Fund Class A	1,427,959	5,366,729	3,583,505	313	—	3,211,183

Totals	$44,725,898	$158,262,665	$105,533,143	$1,114,150	$3,904,792	$96,916,112

RetirementReady® Funds 109

Putnam RetirementReady 2025 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,970,334	$2,416,881	$1,581,062	$34,846	$—	$2,777,243

Putnam Absolute Return
300 Fund Class Y	2,995,037	4,416,289	2,583,625	139,975	—	4,642,048

Putnam Absolute Return
500 Fund Class Y	3,722,797	5,027,755	3,101,814	54,820	200,494	5,660,953

Putnam Absolute Return
700 Fund Class Y	6,144,068	7,112,720	4,780,004	119,897	308,384	8,598,021

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	22,365,779	28,218,091	18,574,483	466,326	1,253,960	32,604,260

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	908,964	2,011,529	1,017,839	30,615	91,714	1,873,382

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	5,225,124	3,590,356	5,073,068	64,410	342,201	3,622,910

Putnam Money Market
Fund Class A	1,946,957	2,501,005	1,698,799	337	—	2,749,163

Totals	$45,279,060	$55,294,626	$38,410,694	$911,226	$2,196,753	$62,527,980

110 RetirementReady® Funds

Putnam RetirementReady 2020 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$2,161,852	$8,271,412	$5,493,085	$48,864	$—	$4,899,700

Putnam Absolute Return
300 Fund Class Y	4,229,340	16,826,928	10,916,776	235,816	—	9,827,310

Putnam Absolute Return
500 Fund Class Y	6,036,321	25,743,939	16,567,472	117,156	428,478	15,233,981

Putnam Absolute Return
700 Fund Class Y	4,379,034	14,423,276	10,165,421	96,680	248,668	8,736,892

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	13,991,767	43,669,695	31,890,311	326,675	787,768	26,125,385

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	6,003,926	27,470,661	17,439,833	222,901	607,481	15,812,207

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	2,139,225	8,341,386	5,620,350	321	—	4,860,261

Totals	$38,941,465	$144,747,297	$98,093,248	$1,048,413	$2,072,395	$85,495,736

RetirementReady® Funds	111

Putnam RetirementReady 2015 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$2,265,431	$5,894,795	$4,175,732	$47,634	$—	$3,943,303

Putnam Absolute Return
300 Fund Class Y	5,052,590	13,709,447	9,426,725	261,232	—	8,990,434

Putnam Absolute Return
500 Fund Class Y	7,366,792	19,612,179	13,713,342	123,298	450,943	13,250,139

Putnam Absolute Return
700 Fund Class Y	1,202,669	1,653,119	1,819,604	14,161	36,424	1,057,740

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	2,663,665	3,427,269	3,986,331	35,240	79,576	2,141,970

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	8,585,095	23,058,699	16,122,524	238,289	721,943	15,247,186

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,727,855	4,140,521	3,071,214	252	—	2,797,162

Totals	$28,864,097	$71,496,029	$52,315,472	$720,106	$1,288,886	$47,427,934

112 RetirementReady® Funds

Putnam Retirement Income Fund Lifestyle 1

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,729,351	$947,384	$732,612	$29,127	$—	$1,920,614

Putnam Absolute Return
300 Fund Class Y	4,057,707	2,347,964	1,702,387	163,892	—	4,494,590

Putnam Absolute Return
500 Fund Class Y	5,710,914	3,255,018	2,455,416	76,463	279,651	6,526,249

Putnam Absolute Return
700 Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	6,479,527	3,893,197	2,911,049	143,561	434,397	7,342,378

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,142,275	664,736	537,444	102	—	1,269,568

Totals	$19,119,774	$11,108,299	$8,338,908	$413,145	$714,048	$21,553,399

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into finan-cial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Note 7: Actions by the Trustees

Consistent with Putnam RetirementReady 2015 Fund’s stated prospectus disclosure, the Trustees of the funds have approved an agreement and plan of reorganization for Putnam RetirementReady 2015 Fund whereby the fund will be merged into Putnam Retirement Income Fund Lifestyle 1. This transaction is expected to occur no later than December 31, 2015.

RetirementReady® Funds 113

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the Putnam RetirementReady 2055 Fund hereby designates $336,127 as a capital gain dividend with respect to the taxable year ended July 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Each fund designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying %

Putnam RetirementReady 2055 Fund	11.00%

Putnam RetirementReady 2050 Fund	18.64

Putnam RetirementReady 2045 Fund	17.90

Putnam RetirementReady 2040 Fund	17.47

Putnam RetirementReady 2035 Fund	18.87

Putnam RetirementReady 2030 Fund	27.80

Putnam RetirementReady 2025 Fund	41.33

Putnam RetirementReady 2020 Fund	32.51

Putnam RetirementReady 2015 Fund	18.07

Putnam Retirement Income Fund Lifestyle 1	16.61

For the reporting period, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

Qualifying %

Putnam RetirementReady 2055 Fund	15.76%

Putnam RetirementReady 2050 Fund	26.91

Putnam RetirementReady 2045 Fund	26.22

Putnam RetirementReady 2040 Fund	26.05

Putnam RetirementReady 2035 Fund	28.15

Putnam RetirementReady 2030 Fund	39.58

Putnam RetirementReady 2025 Fund	56.29

Putnam RetirementReady 2020 Fund	43.75

Putnam RetirementReady 2015 Fund	24.09

Putnam Retirement Income Fund Lifestyle 1	22.05

The Form 1099 that will be mailed to you in January 2016 will show the tax status of all distributions paid to your account in calendar 2015.

114 RetirementReady® Funds

About the Trustees

Independent Trustees

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

Jameson A. Baxter

Born 1943, Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011

Principal occupations during past five years: President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.

Robert J. Darretta

Born 1946, Trustee since 2007

Principal occupations during past five years: From 2009 until 2012, served as Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.

Other directorships: UnitedHealth Group, a diversified health-care company

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy; Great Lakes Science Center

John A. Hill

Born 1942, Trustee since 1985 and Chairman from 2000 to 2011

Principal occupations during past five years: Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Global Markets and Corporate Ownership at The Columbia University Law School.

Other directorships: Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

RetirementReady® Funds 115

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of July 31, 2015, there were 117 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

116 RetirementReady® Funds

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Janet C. Smith (Born 1965)
Executive Vice President, Principal Executive	Vice President, Principal Accounting Officer,
Officer, and Compliance Liaison	and Assistant Treasurer
Since 2004	Since 2007
Director of Fund Administration Services,
Steven D. Krichmar (Born 1958)	Putnam Investments and Putnam Management
Vice President and Principal Financial Officer
Since 2002	Susan G. Malloy (Born 1957)
Chief of Operations, Putnam Investments and	Vice President and Assistant Treasurer
Putnam Management	Since 2007
Director of Accounting & Control Services,
Robert T. Burns (Born 1961)	Putnam Investments and Putnam Management
Vice President and Chief Legal Officer
Since 2011	James P. Pappas (Born 1953)
General Counsel, Putnam Investments, Putnam	Vice President
Management, and Putnam Retail Management	Since 2004
Director of Trustee Relations,
Robert R. Leveille (Born 1969)	Putnam Investments and Putnam Management
Vice President and Chief Compliance Officer
Since 2007	Mark C. Trenchard (Born 1962)
Chief Compliance Officer, Putnam Investments,	Vice President and BSA Compliance Officer
Putnam Management, and Putnam Retail	Since 2002
Management	Director of Operational Compliance,
Putnam Investments and Putnam
Michael J. Higgins (Born 1976)	Retail Management
Vice President, Treasurer, and Clerk
Since 2010	Nancy E. Florek (Born 1957)
Manager of Finance, Dunkin’ Brands (2008–	Vice President, Director of Proxy Voting
2010); Senior Financial Analyst, Old Mutual Asset	and Corporate Governance, Assistant Clerk,
Management (2007–2008); Senior Financial	and Associate Treasurer
Analyst, Putnam Investments (1999–2007)	Since 2000

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

RetirementReady® Funds 117

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth	International Value Fund
Growth Opportunities Fund	Multi-Cap Value Fund
International Growth Fund	Small Cap Value Fund
Multi-Cap Growth Fund
Small Cap Growth Fund	Income
Voyager Fund	American Government Income Fund
Diversified Income Trust
Blend	Emerging Markets Income Fund
Asia Pacific Equity Fund	Floating Rate Income Fund
Capital Opportunities Fund	Global Income Trust
Capital Spectrum Fund	High Yield Advantage Fund
Emerging Markets Equity Fund	High Yield Trust
Equity Spectrum Fund	Income Fund
Europe Equity Fund	Money Market Fund*
Global Equity Fund	Short Duration Income Fund
International Capital Opportunities Fund	U.S. Government Income Trust
International Equity Fund
Investors Fund	Tax-free Income
Low Volatility Equity Fund	AMT-Free Municipal Fund
Multi-Cap Core Fund	Intermediate-Term Municipal Income Fund
Research Fund	Short-Term Municipal Income Fund
Strategic Volatility Equity Fund	Tax Exempt Income Fund
Tax Exempt Money Market Fund*
Value	Tax-Free High Yield Fund
Convertible Securities Fund
Equity Income Fund	State tax-free income funds†:
Global Dividend Fund	Arizona, California, Massachusetts, Michigan,
The Putnam Fund for Growth and Income	Minnesota, New Jersey, New York, Ohio,
and Pennsylvania.

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

† Not available in all states.

118 RetirementReady® Funds

Absolute Return	Retirement Income Lifestyle Funds —
Absolute Return 100 Fund®	portfolios with managed allocations to
Absolute Return 300 Fund®	stocks, bonds, and money market
Absolute Return 500 Fund®	investments to generate retirement income.
Absolute Return 700 Fund®
Retirement Income Fund Lifestyle 1
Global Sector	Retirement Income Fund Lifestyle 2
Global Consumer Fund	Retirement Income Fund Lifestyle 3
Global Energy Fund
Global Financials Fund	RetirementReady® Funds — portfolios with
Global Health Care Fund	adjusting allocations to stocks, bonds, and
Global Industrials Fund	money market instruments, becoming more
Global Natural Resources Fund	conservative over time.
Global Sector Fund
Global Technology Fund	RetirementReady® 2055 Fund
Global Telecommunications Fund	RetirementReady® 2050 Fund
Global Utilities Fund	RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
Asset Allocation	RetirementReady® 2035 Fund
George Putnam Balanced Fund	RetirementReady® 2030 Fund
Global Asset Allocation Funds — four	RetirementReady® 2025 Fund
investment portfolios that spread your	RetirementReady® 2020 Fund
money across a variety of stocks, bonds, and	RetirementReady® 2015 Fund
money market instruments.
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund
Dynamic Asset Allocation Growth Fund
Dynamic Risk Allocation Fund

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

RetirementReady® Funds 119

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

120 RetirementReady® Funds

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert R. Leveille
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Compliance Officer
One Post Office Square	Ravi Akhoury	Michael J. Higgins
Boston, MA 02109	Barbara M. Baumann	Vice President, Treasurer,
	Robert J. Darretta	and Clerk
Investment Sub-Manager	Katinka Domotorffy
Putnam Investments Limited	John A. Hill	Janet C. Smith
57–59 St James’s Street	Paul L. Joskow	Vice President,
London, England SW1A 1LD	Kenneth R. Leibler	Principal Accounting Officer,
	Robert E. Patterson	and Assistant Treasurer
Marketing Services	George Putnam, III
Putnam Retail Management	Robert L. Reynolds	Susan G. Malloy
One Post Office Square	W. Thomas Stephens	Vice President and
Boston, MA 02109		Assistant Treasurer
Officers
Custodian	Robert L. Reynolds	James P. Pappas
State Street Bank	President	Vice President
and Trust Company
	Jonathan S. Horwitz	Mark C. Trenchard
Legal Counsel	Executive Vice President,	Vice President and
Ropes & Gray LLP	Principal Executive Officer, and	BSA Compliance Officer
Compliance Liaison
Independent Registered		Nancy E. Florek
Public Accounting Firm	Steven D. Krichmar	Vice President, Director of
PricewaterhouseCoopers LLP	Vice President and	Proxy Voting and Corporate
	Principal Financial Officer	Governance, Assistant Clerk,
and Associate Treasurer
Robert T. Burns
Vice President and
Chief Legal Officer

RetirementReady® Funds 121

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

122 RetirementReady® Funds

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RetirementReady® Funds 123

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124 RetirementReady® Funds

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

AN097
296149 9/15

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Darretta, Mr. Patterson, Mr. Hill, and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2015	$144,197	$ —	$57,619	$ —
July 31, 2014	$141,086	$ —	$56,376	$ —

For the fiscal years ended July 31, 2015 and July 31, 2014, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $737,295 and $632,550 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2015	$ —	$679,676	$ —	$ —

July 31, 2014	$ —	$576,174	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: September 28, 2015